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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-08257
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                          GE INSTITUTIONAL FUNDS
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  06/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE INSTITUTIONAL U.S. EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                        NUMBER OF
                                                                         SHARES                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.4%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 9.7%
Bed Bath & Beyond, Inc.                                                   198,174                      $    5,568,689 (a,h)
Cablevision Systems Corp.                                                  47,729                           1,078,675 (a)
Carnival Corp.                                                             94,816                           3,125,135
Comcast Corp. (Class A)                                                   529,157                           9,926,985 (h)
Darden Restaurants, Inc.                                                   23,865                             762,248
Kohl's Corp.                                                               28,637                           1,146,625 (a)
Liberty Global, Inc. (Series C)                                            48,608                           1,475,739 (a)
Liberty Media Entertainment Corp. (Series A)                              102,714                           2,488,760 (a)
Lowe's Companies, Inc.                                                    205,407                           4,262,195
News Corp. (Class A)                                                       95,458                           1,435,688
Omnicom Group, Inc.                                                       209,796                           9,415,644
O'Reilly Automotive, Inc.                                                   6,968                             155,735 (a)
Staples, Inc.                                                              57,907                           1,375,291
Target Corp.                                                               41,524                           1,930,451
The Walt Disney Co.                                                        49,161                           1,533,823
Time Warner, Inc.                                                         279,216                           4,132,397
Viacom Inc. (Class B)                                                      63,480                           1,938,679 (a)
                                                                                                           51,752,759

CONSUMER STAPLES - 10.1%
Alberto-Culver Co.                                                         73,808                           1,938,936
Altria Group, Inc.                                                         66,822                           1,373,860
Clorox Co.                                                                 50,125                           2,616,525
Diageo PLC ADR                                                             21,956                           1,621,890
General Mills, Inc.                                                        71,579                           4,349,856
Kimberly-Clark Corp.                                                      145,559                           8,701,517
McCormick & Company, Inc.                                                 103,447                           3,688,920
Nestle S.A. ADR                                                            16,980                           1,916,193
Pepsi Bottling Group, Inc.                                                 39,617                           1,106,107
PepsiCo, Inc.                                                             215,561                          13,707,524
Procter & Gamble Co.                                                       65,866                           4,005,311 (h)
Sara Lee Corp.                                                             64,434                             789,317
The Estee Lauder Companies Inc. (Class A)                                  50,116                           2,327,888
Wal-Mart Stores, Inc.                                                     100,531                           5,649,842
                                                                                                           53,793,686

ENERGY - 12.1%
Apache Corp.                                                               18,137                           2,521,043
Devon Energy Corp.                                                         16,833                           2,022,653
Exxon Mobil Corp.                                                         142,634                          12,570,334 (h)
Halliburton Co.                                                            69,685                           3,698,183
Hess Corp.                                                                 46,301                           5,842,723
Marathon Oil Corp.                                                        123,873                           6,425,293
Nabors Industries Ltd.                                                     41,671                           2,051,463 (a)
National Oilwell Varco, Inc.                                               19,092                           1,693,842 (a)
Schlumberger Ltd.                                                         103,076                          11,073,455
Suncor Energy, Inc.                                                        79,494                           4,620,191
Transocean, Inc.                                                           69,287                          10,558,646
Valero Energy Corp.                                                        38,183                           1,572,376
                                                                                                           64,650,202

FINANCIALS - 11.2%
ACE Ltd.                                                                   54,696                           3,013,203
Allstate Corp.                                                             21,478                             979,182
American Express Co.                                                       78,754                           2,966,663
Ameriprise Financial, Inc.                                                 85,550                           3,479,319
AON Corp.                                                                  52,025                           2,390,029
Bank of New York Mellon Corp.                                              73,980                           2,798,663
Berkshire Hathaway, Inc. (Class B)                                            109                             437,308 (a)
BlackRock, Inc.                                                             4,773                             844,821
CB Richard Ellis Group, Inc. (Class A)                                    125,717                           2,413,766 (a)
Chubb Corp.                                                                49,161                           2,409,381
Citigroup, Inc.                                                           205,591                           3,445,705
CME Group Inc.                                                              4,976                           1,906,753
Federal National Mortgage Assoc.                                           66,739                           1,302,078
Goldman Sachs Group, Inc.                                                  32,082                           5,611,142
HCC Insurance Holdings, Inc.                                               32,624                             689,671
JP Morgan Chase & Co.                                                     143,901                           4,937,243
Marsh & McLennan Companies, Inc.                                           33,410                             887,036
Metlife, Inc.                                                             116,477                           6,146,491
Prudential Financial, Inc.                                                  9,546                             570,278
State Street Corp.                                                        120,380                           7,703,116 (e)
SunTrust Banks, Inc.                                                       52,898                           1,915,966
US Bancorp.                                                                59,661                           1,663,945
Wachovia Corp.                                                             62,302                             967,550
                                                                                                           59,479,309

HEALTHCARE - 13.4%
Abbott Laboratories                                                       105,172                           5,570,961
Aetna, Inc.                                                                76,699                           3,108,610 (h)
Amgen, Inc.                                                               260,002                          12,261,694 (a,h)
Baxter International, Inc.                                                 55,783                           3,566,765
Boston Scientific Corp.                                                   285,268                           3,505,944 (a)
Bristol-Myers Squibb Co.                                                  106,436                           2,185,131
Covidien Ltd.                                                              69,858                           3,345,500
Genentech Inc.                                                             86,894                           6,595,255 (a)
Gilead Sciences, Inc.                                                      61,495                           3,256,160 (a)
Hologic, Inc.                                                             132,985                           2,899,073 (a)
Johnson & Johnson                                                          19,091                           1,228,315
McKesson Corp.                                                             42,956                           2,401,670
Medtronic, Inc.                                                            87,872                           4,547,376
Merck & Company, Inc.                                                     101,408                           3,822,068
Resmed, Inc.                                                               60,014                           2,144,900 (a)
Thermo Fisher Scientific, Inc.                                             14,610                             814,215 (a)
UnitedHealth Group, Inc.                                                  175,449                           4,605,536
Wyeth                                                                     115,859                           5,556,598
                                                                                                           71,415,771

INDUSTRIALS - 5.6%
ABB Ltd. ADR                                                               63,180                           1,789,258 (a,h)
CAE, Inc.                                                                 266,806                           3,029,526
Cooper Industries Ltd.                                                     42,956                           1,696,762
Deere & Co.                                                                17,660                           1,273,816
Dover Corp.                                                                 8,647                             418,255
Eaton Corp.                                                                20,046                           1,703,309
Emerson Electric Co.                                                       30,279                           1,497,297
General Dynamics Corp.                                                     33,643                           2,832,741
Hexcel Corp.                                                               69,114                           1,333,900 (a)
ITT Corp.                                                                  25,774                           1,632,267
Koninklijke Philips Electronics N.V.                                       18,639                             629,998
Monster Worldwide, Inc.                                                    72,300                           1,490,103 (a)
Rockwell Collins, Inc.                                                     11,932                             572,259
Siemens AG ADR                                                              6,152                             677,520
Suntech Power Holdings Company Ltd. ADR                                    20,021                             749,987 (a)
Textron, Inc.                                                             134,926                           6,467,003
United Technologies Corp.                                                  34,105                           2,104,279
                                                                                                           29,898,280

INFORMATION TECHNOLOGY - 23.7%
Affiliated Computer Services, Inc. (Class A)                               31,024                           1,659,474 (a)
Analog Devices, Inc.                                                       50,116                           1,592,185
Automatic Data Processing, Inc.                                            59,794                           2,505,369
Cisco Systems, Inc.                                                       667,470                          15,525,352 (a,h)
Cognizant Technology Solutions Corp. (Class A)                             12,021                             390,803 (a)
Corning Incorporated                                                      116,065                           2,675,298
Dell, Inc.                                                                 53,934                           1,180,076 (a)
Fidelity National Information Services, Inc.                               71,417                           2,636,001
Google, Inc. (Class A)                                                      7,637                           4,020,270 (a)
Hewlett-Packard Co.                                                       137,161                           6,063,888
Intel Corp.                                                               543,317                          11,670,449 (h)
International Business Machines Corp.                                      27,206                           3,224,727
Intuit Inc.                                                               171,136                           4,718,220 (a)
Iron Mountain Incorporated                                                106,759                           2,834,451 (a)
Lam Research Corp.                                                         33,888                           1,225,051 (a)
Maxim Integrated Products, Inc.                                            73,447                           1,553,404
Microchip Technology Inc.                                                   9,546                             291,535
Microsoft Corp.                                                           530,528                          14,594,825 (h)
Molex, Inc. (Class A)                                                     104,212                           2,387,497
National Semiconductor Corp.                                               54,411                           1,117,602
Oracle Corp.                                                              453,956                           9,533,076 (a)
Paychex, Inc.                                                             157,953                           4,940,770
QUALCOMM, Inc.                                                            258,629                          11,475,369
Research In Motion Ltd.                                                    38,988                           4,557,697 (a)
Taiwan Semiconductor Manufacturing Company                                138,414                           1,510,103 (a)
Ltd. ADR
Texas Instruments Incorporated                                             87,821                           2,473,039
Western Union Co.                                                         370,274                           9,153,173
Yahoo! Inc.                                                                30,725                             634,779 (a)
                                                                                                          126,144,483

MATERIALS - 4.1%
Alcoa, Inc.                                                                42,240                           1,504,589
Allegheny Technologies Incorporated                                        80,358                           4,763,622
Barrick Gold Corp.                                                         64,912                           2,953,496
Dow Chemical Co.                                                           22,433                             783,136
Freeport-McMoRan Copper & Gold, Inc.                                       24,924                           2,920,844
Monsanto Co.                                                               45,659                           5,773,124
Praxair, Inc.                                                              23,191                           2,185,520
Vulcan Materials Co.                                                       19,092                           1,141,320
                                                                                                           22,025,651

TELECOMMUNICATION SERVICES - 2.7%
American Tower Corp. (Class A)                                             22,558                             953,076 (a)
AT&T, Inc.                                                                 30,069                           1,013,025
NII Holdings Inc. (Class B)                                               150,742                           7,158,738 (a)
Verizon Communications, Inc.                                              128,120                           4,535,448
Vodafone Group, PLC ADR                                                    28,637                             843,646
                                                                                                           14,503,933

UTILITIES - 2.8%
American Electric Power Company, Inc.                                      49,162                           1,977,787
Dominion Resources, Inc.                                                  124,815                           5,927,464
Edison International                                                       51,548                           2,648,536
Entergy Corp.                                                              13,364                           1,610,095
FPL Group, Inc.                                                            25,851                           1,695,309
PG&E Corp.                                                                 32,046                           1,271,906
                                                                                                           15,131,097

TOTAL COMMON STOCK                                                                                        508,795,171
(COST $515,531,375)

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EXCHANGE TRADED FUNDS - 2.3%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                         114,199                           2,313,672 (m)
Industrial Select Sector SPDR Fund                                        297,145                          10,105,901 (m)

TOTAL EXCHANGE TRADED FUNDS                                                                                12,419,573
(COST $13,206,928)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                           126,359 (k)
(COST $166,262)

TOTAL INVESTMENTS IN SECURITIES                                                                           521,341,103
(COST $528,904,565)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.5%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
1.93%                                                                                                      13,134,488 (d,n)
(COST $13,134,488)

TOTAL INVESTMENTS                                                                                         534,475,591
(COST $542,039,053)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.2)%                                                          (890,714)

                                                                                                         ------------
NET ASSETS  - 100.0%                                                                                     $533,584,877
                                                                                                         ============


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OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional U.S. Equity had the following Short futures contracts open at June 30, 2008 (unaudited):

                                                                      NUMBER OF      CURRENT NOTIONAL       UNREALIZED
DESCRIPTION                                      EXPIRATION DATE     CONTRACTS            VALUE            APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                            September 2008          1               $(320,275)            $1,850

GE INSTITUTIONAL S&P 500 INDEX

SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                                NUMBER OF
                                                                                 SHARES                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.5%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 8.0%
Abercrombie & Fitch Co. (Class A)                                                  1,000                        $    62,680
Amazon.Com, Inc.                                                                   3,600                            263,988 (a)
Apollo Group, Inc. (Class A)                                                       1,600                             70,816 (a)
Autonation, Inc.                                                                   1,468                             14,709 (a)
Autozone, Inc.                                                                       500                             60,505 (a)
Bed Bath & Beyond, Inc.                                                            3,000                             84,300 (a)
Best Buy Company, Inc.                                                             4,150                            164,340
Big Lots, Inc.                                                                     1,000                             31,240 (a)
Black & Decker Corp.                                                                 700                             40,257
Carnival Corp.                                                                     5,100                            168,096
CBS Corp.                                                                          7,950                            154,946
Centex Corp.                                                                       1,300                             17,381
Clear Channel Communications, Inc.                                                 5,800                            204,160
Coach, Inc.                                                                        4,100                            118,408 (a)
Comcast Corp. (Class A)                                                           35,288                            669,413
D.R. Horton, Inc.                                                                  3,000                             32,550
Darden Restaurants, Inc.                                                           1,750                             55,895
Dillard's, Inc. (Class A)                                                            700                              8,099
DIRECTV Group, Inc.                                                                8,200                            212,462 (a)
Eastman Kodak Co.                                                                  3,500                             50,505
Expedia, Inc.                                                                      2,300                             42,274 (a)
Family Dollar Stores, Inc.                                                         1,500                             29,910
Ford Motor Co.                                                                    25,814                            124,165 (a)
Fortune Brands, Inc.                                                               1,800                            112,338
GameStop Corp. (Class A)                                                           1,900                             76,760 (a)
Gannett Company, Inc.                                                              2,700                             58,509
General Motors Corp.                                                               6,412                             73,738
Genuine Parts Co.                                                                  1,900                             75,392
Goodyear Tire & Rubber Co.                                                         2,900                             51,707 (a)
H&R Block, Inc.                                                                    3,800                             81,320
Harley-Davidson, Inc.                                                              2,800                            101,528
Harman International Industries Inc.                                                 700                             28,973
Hasbro, Inc.                                                                       1,650                             58,938
Home Depot, Inc.                                                                  19,600                            459,032
IAC/InterActiveCorp.                                                               2,200                             42,416 (a)
International Game Technology                                                      3,700                             92,426
Interpublic Group of Companies, Inc.                                               5,700                             49,020 (a)
J.C. Penney Company, Inc.                                                          2,500                             90,725
Johnson Controls, Inc.                                                             6,900                            197,892
Jones Apparel Group, Inc.                                                          1,100                             15,125
KB Home                                                                              900                             15,237
Kohl's Corp.                                                                       3,700                            148,148 (a)
Leggett & Platt, Incorporated                                                      1,900                             31,863
Lennar Corp. (Class A)                                                             1,500                             18,510
Limited Brands, Inc.                                                               3,626                             61,098
Liz Claiborne Inc.                                                                 1,200                             16,980
Lowe's Companies, Inc.                                                            17,200                            356,900
Macy's, Inc.                                                                       5,082                             98,692
Marriott International Inc. (Class A)                                              3,500                             91,840
Mattel, Inc.                                                                       4,300                             73,616
McDonald's Corp.                                                                  13,489                            758,352
McGraw-Hill Companies Inc.                                                         3,700                            148,444
Meredith Corp.                                                                       400                             11,316
New York Times Co. (Class A)                                                       1,600                             24,624
Newell Rubbermaid, Inc.                                                            3,315                             55,659
News Corp. (Class A)                                                              26,800                            403,072
Nike Inc. (Class B)                                                                4,500                            268,245
Nordstrom, Inc.                                                                    2,000                             60,600
Office Depot, Inc.                                                                 3,000                             32,820 (a)
Omnicom Group, Inc.                                                                3,700                            166,056
Polo Ralph Lauren Corp. (Class A)                                                    700                             43,946
Pulte Homes, Inc.                                                                  2,400                             23,112
RadioShack Corp.                                                                   1,500                             18,405
Sears Holdings Corp.                                                                 829                             61,064 (a)
Snap-On Incorporated                                                                 700                             36,407
Staples, Inc.                                                                      8,250                            195,938
Starbucks Corp.                                                                    8,400                            132,216 (a)
Starwood Hotels & Resorts Worldwide, Inc.                                          2,200                             88,154
Target Corp.                                                                       9,100                            423,059
The E.W. Scripps Co. (Class A)                                                     1,000                             41,540
The Gap, Inc.                                                                      5,162                             86,051
The Sherwin-Williams Co.                                                           1,200                             55,116
The Stanley Works                                                                    900                             40,347
The Walt Disney Co.                                                               22,100                            689,520
Tiffany & Co.                                                                      1,500                             61,125
Time Warner, Inc.                                                                 41,950                            620,860 (h)
TJX Companies, Inc.                                                                5,000                            157,350
VF Corp.                                                                           1,000                             71,180
Viacom Inc. (Class B)                                                              7,450                            227,523 (a)
Washington Post Co. (Class B)                                                         70                             41,083
Wendy's International, Inc.                                                        1,000                             27,220
Whirlpool Corp.                                                                      871                             53,767
Wyndham Worldwide Corp.                                                            2,027                             36,304
Yum! Brands, Inc.                                                                  5,600                            196,504
                                                                                                                 10,616,801

CONSUMER STAPLES - 10.6%
Altria Group, Inc.                                                                24,500                            503,720 (h)
Anheuser-Busch Companies, Inc.                                                     8,400                            521,808
Archer-Daniels-Midland Co.                                                         7,508                            253,395
Avon Products, Inc.                                                                4,900                            176,498
Brown-Forman Corp. (Class B)                                                       1,000                             75,570
Campbell Soup Co.                                                                  2,600                             86,996
Clorox Co.                                                                         1,600                             83,520
Coca-Cola Enterprises, Inc.                                                        3,400                             58,820
Colgate-Palmolive Co.                                                              6,000                            414,600
ConAgra Foods, Inc.                                                                5,600                            107,968
Constellation Brands, Inc. (Class A)                                               2,200                             43,692 (a)
Costco Wholesale Corp.                                                             5,100                            357,714
CVS Caremark Corp.                                                                16,681                            660,067
Dean Foods Co.                                                                     1,800                             35,316 (a)
General Mills, Inc.                                                                3,900                            237,003
HJ Heinz Co.                                                                       3,700                            177,045
Kellogg Co.                                                                        3,000                            144,060
Kimberly-Clark Corp.                                                               4,900                            292,922
Kraft Foods, Inc. (Class A)                                                       17,862                            508,174
Lorillard, Inc.                                                                    2,016                            139,427 (a)
McCormick & Company, Inc.                                                          1,600                             57,056
Molson Coors Brewing Co. (Class B)                                                 1,600                             86,928
Pepsi Bottling Group, Inc.                                                         1,500                             41,880
PepsiCo, Inc.                                                                     18,610                          1,183,410
Philip Morris International Inc.                                                  24,700                          1,219,933
Procter & Gamble Co.                                                              35,795                          2,176,694
Reynolds American, Inc.                                                            2,000                             93,340
Safeway Inc.                                                                       5,200                            148,460
Sara Lee Corp.                                                                     8,406                            102,974
Supervalu Inc.                                                                     2,389                             73,796
SYSCO Corp.                                                                        7,100                            195,321
The Coca-Cola Co.                                                                 23,400                          1,216,332 (h)
The Estee Lauder Companies Inc. (Class A)                                          1,300                             60,385
The Hershey Co.                                                                    1,900                             62,282
The Kroger Co.                                                                     7,800                            225,186
Tyson Foods, Inc. (Class A)                                                        3,300                             49,302
UST Inc.                                                                           1,700                             92,837
Walgreen Co.                                                                      11,700                            380,367
Wal-Mart Stores, Inc.                                                             27,300                          1,534,260
Whole Foods Market, Inc.                                                           1,600                             37,904
WM Wrigley Jr. Co.                                                                 2,500                            194,450
                                                                                                                 14,111,412

ENERGY - 16.0%
Anadarko Petroleum Corp.                                                           5,474                            409,674
Apache Corp.                                                                       3,912                            543,768
Baker Hughes Incorporated                                                          3,670                            320,538
BJ Services Co.                                                                    3,400                            108,596
Cabot Oil & Gas Corp.                                                              1,100                             74,503
Cameron International Corp.                                                        2,500                            138,375 (a)
Chesapeake Energy Corp.                                                            5,600                            369,376
Chevron Corp.                                                                     24,314                          2,410,247
ConocoPhillips                                                                    18,116                          1,709,969
Consol Energy, Inc.                                                                2,200                            247,214
Devon Energy Corp.                                                                 5,228                            628,196
El Paso Corp.                                                                      8,283                            180,072
ENSCO International Inc.                                                           1,700                            137,258
EOG Resources, Inc.                                                                2,900                            380,480
Exxon Mobil Corp.                                                                 61,916                          5,456,657 (h)
Halliburton Co.                                                                   10,245                            543,702
Hess Corp.                                                                         3,300                            416,427
Marathon Oil Corp.                                                                 8,382                            434,774
Massey Energy Co.                                                                    900                             84,375
Murphy Oil Corp.                                                                   2,200                            215,710
Nabors Industries Ltd.                                                             3,300                            162,459 (a)
National Oilwell Varco, Inc.                                                       4,800                            425,856 (a)
Noble Corp.                                                                        3,100                            201,376
Noble Energy, Inc.                                                                 2,000                            201,120
Occidental Petroleum Corp.                                                         9,600                            862,656
Peabody Energy Corp.                                                               3,200                            281,760
Range Resources Corp.                                                              1,700                            111,418
Rowan Companies, Inc.                                                              1,300                             60,775
Schlumberger Ltd.                                                                 14,000                          1,504,020
Smith International, Inc.                                                          2,400                            199,536
Southwestern Energy Co.                                                            4,100                            195,201 (a)
Spectra Energy Corp.                                                               7,354                            211,354
Sunoco, Inc.                                                                       1,300                             52,897
Tesoro Corp.                                                                       1,500                             29,655
Transocean, Inc.                                                                   3,713                            565,824
Valero Energy Corp.                                                                6,200                            255,316
Weatherford International Ltd.                                                     7,900                            391,761 (a)
Williams Companies, Inc.                                                           6,800                            274,108
XTO Energy, Inc.                                                                   5,957                            408,114
                                                                                                                 21,205,117

FINANCIALS - 14.0%
ACE Ltd.                                                                           3,800                            209,342
AFLAC Incorporated                                                                 5,500                            345,400
Allstate Corp.                                                                     6,500                            296,335
American Capital Strategies Ltd.                                                   2,200                             52,294
American Express Co.                                                              13,500                            508,545 (h)
American International Group, Inc.                                                31,538                            834,495 (h)
Ameriprise Financial, Inc.                                                         2,660                            108,182
AON Corp.                                                                          3,500                            160,790
Apartment Investment & Management Co. (Class A) (REIT)                             1,064                             36,240
Assurant, Inc.                                                                     1,100                             72,556
AvalonBay Communities, Inc. (REIT)                                                   900                             80,244
Bank of America Corp.                                                             52,056                          1,242,577 (h)
Bank of New York Mellon Corp.                                                     13,441                            508,473
BB&T Corp.                                                                         6,400                            145,728
Boston Properties, Inc. (REIT)                                                     1,400                            126,308
Capital One Financial Corp.                                                        4,369                            166,066
CB Richard Ellis Group, Inc. (Class A)                                             2,100                             40,320 (a)
Charles Schwab Corp.                                                              11,000                            225,940
Chubb Corp.                                                                        4,300                            210,743
Cincinnati Financial Corp.                                                         1,938                             49,225
CIT Group, Inc.                                                                    3,400                             23,154
Citigroup, Inc.                                                                   63,813                          1,069,506
CME Group Inc.                                                                       625                            239,494
Comerica Incorporated                                                              1,750                             44,853
Countrywide Financial Corp.                                                        6,398                             27,192
Developers Diversified Realty Corp. (REIT)                                         1,400                             48,594
Discover Financial Services                                                        5,650                             74,411
E*Trade Financial Corp.                                                            4,600                             14,444 (a)
Equity Residential (REIT)                                                          3,100                            118,637
Federal Home Loan Mortgage Corp.                                                   7,500                            123,000
Federal National Mortgage Assoc.                                                  12,400                            241,924
Federated Investors Inc. (Class B)                                                 1,000                             34,420
Fifth Third Bancorp                                                                6,019                             61,273
First Horizon National Corp.                                                       2,400                             17,832
Franklin Resources, Inc.                                                           1,900                            174,135
General Growth Properties, Inc. (REIT)                                             3,100                            108,593
Genworth Financial, Inc. (Class A)                                                 5,000                             89,050
Goldman Sachs Group, Inc.                                                          4,590                            802,791
Hartford Financial Services Group, Inc.                                            3,700                            238,909
HCP, Inc. (REIT)                                                                   2,800                             89,068
Host Hotels & Resorts Inc. (REIT)                                                  6,200                             84,630
Hudson City Bancorp, Inc.                                                          6,100                            101,748
Huntington Bancshares Incorporated                                                 3,878                             22,376
IntercontinentalExchange, Inc.                                                       795                             90,630 (a)
Janus Capital Group, Inc.                                                          1,700                             44,999
JP Morgan Chase & Co.                                                             40,467                          1,388,423
Keycorp                                                                            5,900                             64,782
Kimco Realty Corp. (REIT)                                                          2,900                            100,108
Legg Mason, Inc.                                                                   1,600                             69,712
Lehman Brothers Holdings, Inc.                                                     7,800                            154,518
Leucadia National Corp.                                                            2,000                             93,880
Lincoln National Corp.                                                             3,022                            136,957
Loews Corp.                                                                        4,505                            211,285
M&T Bank Corp.                                                                       900                             63,486
Marsh & McLennan Companies, Inc.                                                   6,000                            159,300
Marshall & Ilsley Corp.                                                            2,898                             44,426
MBIA Inc.                                                                          2,200                              9,658
Merrill Lynch & Company, Inc.                                                     11,300                            358,323
Metlife, Inc.                                                                      8,300                            437,991
MGIC Investment Corp.                                                              1,400                              8,554
Moody's Corp.                                                                      2,400                             82,656
Morgan Stanley                                                                    12,900                            465,303
National City Corp.                                                                9,100                             43,407
Northern Trust Corp.                                                               2,200                            150,854
NYSE Euronext                                                                      3,100                            157,046
Plum Creek Timber Company, Inc. (REIT)                                             2,000                             85,420
PNC Financial Services Group, Inc.                                                 4,000                            228,400
Principal Financial Group, Inc.                                                    3,000                            125,910
Prologis (REIT)                                                                    3,000                            163,050
Prudential Financial, Inc.                                                         5,200                            310,648
Public Storage (REIT)                                                              1,500                            121,185
Regions Financial Corp.                                                            8,173                             89,167
Safeco Corp.                                                                       1,000                             67,160
Simon Property Group, Inc. (REIT)                                                  2,600                            233,714
SLM Corp.                                                                          5,400                            104,490 (a)
Sovereign Bancorp, Inc.                                                            5,765                             42,430
State Street Corp.                                                                 4,900                            313,551 (e)
SunTrust Banks, Inc.                                                               4,100                            148,502
T Rowe Price Group, Inc.                                                           3,100                            175,057
The Progressive Corp.                                                              7,900                            147,888
Torchmark Corp.                                                                    1,100                             64,515
Travelers Companies, Inc.                                                          7,176                            311,438
Unum Group                                                                         4,046                             82,741
US Bancorp.                                                                       20,106                            560,756
Vornado Realty Trust (REIT)                                                        1,600                            140,800
Wachovia Corp.                                                                    24,824                            385,517
Washington Mutual, Inc.                                                           12,214                             60,215
Wells Fargo & Co.                                                                 38,600                            916,750
XL Capital Ltd.                                                                    2,000                             41,120
Zions Bancorporation                                                               1,200                             37,788
                                                                                                                 18,564,347

HEALTHCARE - 11.7%
Abbott Laboratories                                                               18,100                            958,757 (h)
Aetna, Inc.                                                                        5,800                            235,074
Allergan, Inc.                                                                     3,600                            187,380
AmerisourceBergen Corp.                                                            1,844                             73,741
Amgen, Inc.                                                                       12,676                            597,800 (a)
Barr Pharmaceuticals, Inc.                                                         1,200                             54,096 (a)
Baxter International, Inc.                                                         7,400                            473,156
Becton Dickinson & Co.                                                             2,900                            235,770
Biogen Idec, Inc.                                                                  3,500                            195,615 (a)
Boston Scientific Corp.                                                           15,739                            193,432 (a)
Bristol-Myers Squibb Co.                                                          23,100                            474,243
C.R. Bard, Inc.                                                                    1,200                            105,540
Cardinal Health, Inc.                                                              4,175                            215,347
Celgene Corp.                                                                      5,100                            325,737 (a)
Cigna Corp.                                                                        3,200                            113,248
Coventry Healthcare, Inc.                                                          1,800                             54,756 (a)
Covidien Ltd.                                                                      5,841                            279,725
Eli Lilly & Co.                                                                   11,500                            530,840 (h)
Express Scripts, Inc.                                                              3,000                            188,160 (a)
Forest Laboratories, Inc.                                                          3,700                            128,538 (a)
Genzyme Corp.                                                                      3,100                            223,262 (a)
Gilead Sciences, Inc.                                                             10,800                            571,860 (a)
Hospira, Inc.                                                                      1,800                             72,198 (a)
Humana Inc.                                                                        2,000                             79,540 (a)
IMS Health Inc.                                                                    2,288                             53,310
Intuitive Surgical, Inc.                                                             440                            118,536 (a)
Johnson & Johnson                                                                 33,168                          2,134,029 (h)
King Pharmaceuticals, Inc.                                                         2,766                             28,960 (a)
Laboratory Corporation of America Holdings                                         1,300                             90,519 (a)
McKesson Corp.                                                                     3,344                            186,963
Medco Health Solutions, Inc.                                                       6,088                            287,354 (a)
Medtronic, Inc.                                                                   13,100                            677,925
Merck & Company, Inc.                                                             25,400                            957,326
Millipore Corp.                                                                      600                             40,716 (a)
Mylan, Inc.                                                                        3,600                             43,452
Patterson Companies, Inc.                                                          1,600                             47,024 (a)
PerkinElmer, Inc.                                                                  1,400                             38,990
Pfizer, Inc.                                                                      79,169                          1,383,082 (h)
Quest Diagnostics Incorporated,                                                    1,800                             87,246
Schering-Plough Corp.                                                             19,100                            376,079
St. Jude Medical, Inc.                                                             4,000                            163,520 (a)
Stryker Corp.                                                                      2,800                            176,064
Tenet Healthcare Corp.                                                             5,300                             29,468 (a)
Thermo Fisher Scientific, Inc.                                                     4,900                            273,077 (a)
UnitedHealth Group, Inc.                                                          14,700                            385,875
Varian Medical Systems, Inc.                                                       1,500                             77,775 (a)
Waters Corp.                                                                       1,200                             77,400 (a)
Watson Pharmaceuticals, Inc.                                                       1,200                             32,604 (a)
WellPoint, Inc.                                                                    6,300                            300,258 (a)
Wyeth                                                                             15,600                            748,176 (h)
Zimmer Holdings, Inc.                                                              2,690                            183,054 (a)
                                                                                                                 15,566,597

INDUSTRIALS - 11.0%
3M Co.                                                                             8,300                            577,597
Allied Waste Industries, Inc.                                                      4,000                             50,480 (a)
Applied Biosystems Inc.                                                            2,000                             66,960
Avery Dennison Corp.                                                               1,200                             52,716
Boeing Co.                                                                         8,900                            584,908
Burlington Northern Santa Fe Corp.                                                 3,500                            349,615
Caterpillar, Inc.                                                                  7,300                            538,886
CH Robinson Worldwide, Inc.                                                        2,000                            109,680
Cintas Corp.                                                                       1,500                             39,765
Cooper Industries Ltd.                                                             2,100                             82,950
CSX Corp.                                                                          4,700                            295,207
Cummins, Inc.                                                                      2,400                            157,248
Danaher Corp.                                                                      3,000                            231,900
Deere & Co.                                                                        5,100                            367,863
Dover Corp.                                                                        2,200                            106,414
Eaton Corp.                                                                        1,900                            161,443
Emerson Electric Co.                                                               9,300                            459,885
Equifax, Inc.                                                                      1,500                             50,430
Expeditors International Washington, Inc.                                          2,500                            107,500
FedEx Corp.                                                                        3,600                            283,644
Fluor Corp.                                                                        1,040                            193,523
General Dynamics Corp.                                                             4,700                            395,740
General Electric Co.                                                             116,800                          3,117,392 (h,l)
Goodrich Corp.                                                                     1,500                             71,190
Honeywell International Inc.                                                       8,650                            434,922
Illinois Tool Works Inc.                                                           4,700                            223,297
Ingersoll-Rand Company Ltd. (Class A)                                              3,760                            140,737
ITT Corp.                                                                          2,100                            132,993
Jacobs Engineering Group, Inc.                                                     1,400                            112,980 (a)
L-3 Communications Holdings, Inc.                                                  1,400                            127,218
Lockheed Martin Corp.                                                              4,000                            394,640
Masco Corp.                                                                        4,200                             66,066
Monster Worldwide, Inc.                                                            1,500                             30,915 (a)
Norfolk Southern Corp.                                                             4,400                            275,748
Northrop Grumman Corp.                                                             3,984                            266,530
PACCAR, Inc.                                                                       4,225                            176,732
Pall Corp.                                                                         1,400                             55,552
Parker Hannifin Corp.                                                              1,950                            139,074
Pitney Bowes, Inc.                                                                 2,500                             85,250
Precision Castparts Corp.                                                          1,600                            154,192
Raytheon Co.                                                                       5,000                            281,400
Robert Half International, Inc.                                                    1,900                             45,543
Rockwell Automation, Inc.                                                          1,700                             74,341
Rockwell Collins, Inc.                                                             1,900                             91,124
RR Donnelley & Sons Co.                                                            2,500                             74,225
Ryder System, Inc.                                                                   700                             48,216
Southwest Airlines Co.                                                             8,750                            114,100
Terex Corp.                                                                        1,200                             61,644 (a)
Textron, Inc.                                                                      2,900                            138,997
The Manitowoc Company, Inc.                                                        1,500                             48,795
Tyco International Ltd.                                                            5,641                            225,866
Union Pacific Corp.                                                                6,090                            459,795
United Parcel Service Inc. (Class B)                                              12,100                            743,787
United Technologies Corp.                                                         11,500                            709,550
W.W. Grainger, Inc.                                                                  800                             65,440
Waste Management, Inc.                                                             5,770                            217,587
                                                                                                                 14,670,192

INFORMATION TECHNOLOGY - 16.2%
Adobe Systems Incorporated                                                         6,200                            244,218 (a)
Advanced Micro Devices, Inc.                                                       7,300                             42,559 (a)
Affiliated Computer Services, Inc. (Class A)                                       1,100                             58,839 (a)
Agilent Technologies, Inc.                                                         4,255                            151,223 (a)
Akamai Technologies, Inc.                                                          1,900                             66,101 (a)
Altera Corp.                                                                       3,600                             74,520
Analog Devices, Inc.                                                               3,400                            108,018
Apple Computer, Inc.                                                              10,304                          1,725,302 (a)
Applied Materials, Inc.                                                           16,000                            305,440
Autodesk, Inc.                                                                     2,700                             91,287 (a)
Automatic Data Processing, Inc.                                                    6,100                            255,590
BMC Software, Inc.                                                                 2,200                             79,200 (a)
Broadcom Corp. (Class A)                                                           5,500                            150,095 (a)
CA, Inc.                                                                           4,450                            102,751
Ciena Corp.                                                                          957                             22,174 (a)
Cisco Systems, Inc.                                                               69,200                          1,609,592 (a,h)
Citrix Systems, Inc.                                                               2,200                             64,702 (a)
Cognizant Technology Solutions Corp. (Class A)                                     3,400                            110,534 (a)
Computer Sciences Corp.                                                            1,700                             79,628 (a)
Compuware Corp.                                                                    3,500                             33,390 (a)
Convergys Corp.                                                                    1,500                             22,290 (a)
Corning Incorporated                                                              18,500                            426,425
Dell, Inc.                                                                        23,800                            520,744 (a)
eBay, Inc.                                                                        13,000                            355,290 (a)
Electronic Arts, Inc.                                                              3,700                            164,391 (a)
Electronic Data Systems Corp.                                                      6,100                            150,304
EMC Corp.                                                                         24,762                            363,754 (a)
Fidelity National Information Services, Inc.                                       2,000                             73,820
Fiserv, Inc.                                                                       1,900                             86,203 (a)
Google, Inc. (Class A)                                                             2,707                          1,425,019 (a)
Hewlett-Packard Co.                                                               28,828                          1,274,486
Intel Corp.                                                                       67,100                          1,441,308 (h)
International Business Machines Corp.                                             16,200                          1,920,186 (h)
Intuit Inc.                                                                        3,900                            107,523 (a)
Jabil Circuit, Inc.                                                                2,500                             41,025
JDS Uniphase Corp.                                                                 2,350                             26,696 (a)
Juniper Networks, Inc.                                                             6,100                            135,298 (a)
Kla-Tencor Corp.                                                                   2,000                             81,420
Lexmark International Inc. (Class A)                                               1,100                             36,773 (a)
Linear Technology Corp.                                                            2,500                             81,425
LSI Corp.                                                                          8,100                             49,734 (a)
MEMC Electronic Materials, Inc.                                                    2,700                            166,158 (a)
Microchip Technology Inc.                                                          2,200                             67,188
Micron Technology, Inc.                                                            8,700                             52,200 (a)
Microsoft Corp.                                                                   93,600                          2,574,936 (h)
Molex, Inc.                                                                        1,550                             37,835
Motorola, Inc.                                                                    26,461                            194,224
National Semiconductor Corp.                                                       2,700                             55,458
NetApp, Inc.                                                                       3,900                             84,474 (a)
Novell, Inc.                                                                       4,400                             25,916 (a)
Novellus Systems, Inc.                                                             1,300                             27,547 (a)
Nvidia Corp.                                                                       6,500                            121,680 (a)
Oracle Corp.                                                                      46,307                            972,447 (a)
Paychex, Inc.                                                                      3,800                            118,864
QLogic Corp.                                                                       1,600                             23,344 (a)
QUALCOMM, Inc.                                                                    18,800                            834,156
SanDisk Corp.                                                                      2,600                             48,620 (a)
Sun Microsystems, Inc.                                                             9,350                            101,728 (a)
Symantec Corp.                                                                     9,759                            188,837 (a)
Tellabs, Inc.                                                                      4,900                             22,785 (a)
Teradata Corp.                                                                     2,000                             46,280 (a)
Teradyne, Inc.                                                                     2,200                             24,354 (a)
Texas Instruments Incorporated                                                    15,400                            433,664
Total System Services, Inc.                                                        2,338                             51,950
Tyco Electronics Ltd.                                                              5,741                            205,643
Unisys Corp.                                                                       3,600                             14,220 (a)
VeriSign, Inc.                                                                     2,200                             83,160 (a)
Western Union Co.                                                                  8,650                            213,828
Xerox Corp.                                                                       10,600                            143,736
Xilinx, Inc.                                                                       3,400                             85,850
Yahoo! Inc.                                                                       16,100                            332,626 (a)
                                                                                                                 21,512,985

MATERIALS - 3.8%
Air Products & Chemicals, Inc.                                                     2,500                            247,150
AK Steel Holding Corp.                                                             1,300                             89,700
Alcoa, Inc.                                                                        9,484                            337,820
Allegheny Technologies Incorporated                                                1,200                             71,136
Ashland, Inc.                                                                        600                             28,920
Ball Corp.                                                                         1,100                             52,514
Bemis Company Inc.                                                                 1,100                             24,662
Dow Chemical Co.                                                                  11,094                            387,292
E.I. du Pont de Nemours and Co.                                                   10,503                            450,474
Eastman Chemical Co.                                                                 900                             61,974
Ecolab Inc.                                                                        2,000                             85,980
Freeport-McMoRan Copper & Gold, Inc.                                               4,474                            524,308
Hercules, Inc.                                                                     1,400                             23,702
International Flavors & Fragrances Inc.                                            1,000                             39,060
International Paper Co.                                                            5,075                            118,248
MeadWestvaco Corp.                                                                 2,000                             47,680
Monsanto Co.                                                                       6,406                            809,975
Newmont Mining Corp.                                                               5,300                            276,448
Nucor Corp.                                                                        3,700                            276,279
Pactiv Corp.                                                                       1,600                             33,968 (a)
PPG Industries, Inc.                                                               1,900                            109,003
Praxair, Inc.                                                                      3,700                            348,688
Rohm & Haas Co.                                                                    1,400                             65,016
Sealed Air Corp.                                                                   1,900                             36,119
Sigma-Aldrich Corp.                                                                1,500                             80,790
Titanium Metals Corp.                                                              1,300                             18,187
United States Steel Corp.                                                          1,380                            254,996
Vulcan Materials Co.                                                               1,300                             77,714
Weyerhaeuser Co.                                                                   2,445                            125,037
                                                                                                                  5,102,840

TELECOMMUNICATION SERVICES - 3.3%
American Tower Corp. (Class A)                                                     4,700                            198,575 (a)
AT&T, Inc.                                                                        69,631                          2,345,868 (h)
CenturyTel, Inc.                                                                   1,200                             42,708
Citizens Communications Co.                                                        4,000                             45,360
Embarq Corp.                                                                       1,735                             82,013
Qwest Communications International, Inc.                                          17,917                             70,414
Sprint Nextel Corp. (Series 1)                                                    33,301                            316,359
Verizon Communications, Inc.                                                      33,666                          1,191,776
Windstream Corp.                                                                   5,118                             63,156
                                                                                                                  4,356,229

UTILITIES - 3.9%
Allegheny Energy, Inc.                                                             1,900                             95,209
Ameren Corp.                                                                       2,400                            101,352
American Electric Power Company, Inc.                                              4,640                            186,667
Centerpoint Energy, Inc.                                                           3,800                             60,990
CMS Energy Corp.                                                                   2,700                             40,230
Consolidated Edison, Inc.                                                          3,200                            125,088
Constellation Energy Group, Inc.                                                   2,100                            172,410
Dominion Resources, Inc.                                                           6,700                            318,183
DTE Energy Co.                                                                     1,900                             80,636
Duke Energy Corp.                                                                 14,808                            257,363
Dynegy, Inc. (Class A)                                                             5,800                             49,590 (a)
Edison International                                                               3,800                            195,244
Entergy Corp.                                                                      2,300                            277,104
Exelon Corp.                                                                       7,750                            697,190
FirstEnergy Corp.                                                                  3,531                            290,707
FPL Group, Inc.                                                                    4,800                            314,784
Integrys Energy Group, Inc.                                                          895                             45,493
Nicor Inc.                                                                           600                             25,554
NiSource, Inc.                                                                     3,147                             56,394
Pepco Holdings, Inc.                                                               2,400                             61,560
PG&E Corp.                                                                         4,200                            166,698
Pinnacle West Capital Corp.                                                        1,100                             33,847
PPL Corp.                                                                          4,300                            224,761
Progress Energy, Inc.                                                              2,975                            124,444
Public Service Enterprise Group, Inc.                                              5,900                            270,987
Questar Corp.                                                                      2,000                            142,080
Sempra Energy                                                                      3,050                            172,173
Southern Co.                                                                       9,000                            314,280
TECO Energy, Inc.                                                                  2,500                             53,725
The AES Corp.                                                                      7,700                            147,917 (a)
Xcel Energy, Inc.                                                                  5,115                            102,658
                                                                                                                  5,205,318

TOTAL COMMON STOCK                                                                                              130,911,838
(COST $126,994,581)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                  47,251 (k)
(COST $62,173)

TOTAL INVESTMENTS IN SECURITIES                                                                                 130,959,089
(COST $127,056,754)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.7%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.6%
GE Money Market Fund Institutional Class
1.93%                                                                                                             2,116,153 (d,n)

                                                                                PRINCIPAL
                                                                                 AMOUNT
--------------------------------------------------------------------------------------------

Money Market Obligation Trust
2.54%                                               12/31/30                     $   117                                117 (p)
2.55%                                               12/31/30                      10,368                             10,368 (p)
                                                                                                                     10,485

U.S. GOVERNMENT - 0.1%
U.S. Treasury Bill
1.80%                                               09/11/08                      10,000                              9,967
1.90%                                               09/11/08                     127,000                            126,517
                                                                                                                    136,484

TOTAL SHORT-TERM INVESTMENTS                                                                                      2,263,122
(COST $2,263,119)

TOTAL INVESTMENTS                                                                                               133,222,211
(COST $129,319,873)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.3)%                                                               (363,275)
                                                                                                               ------------
NET ASSETS  - 100.0%                                                                                           $132,858,936
                                                                                                               ============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional S&P 500 Index had the following long futures contracts open at June 30, 2008 (unaudited):

                                                                            NUMBER OF       CURRENT NOTIONAL       UNREALIZED
DESCRIPTION                                           EXPIRATION DATE       CONTRACTS            VALUE             DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P Mini 500 Index Futures                             September 2008          37               $2,370,035          $(105,284)

GE INSTITUTIONAL CORE VALUE EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                               NUMBER OF
                                                                 SHARES                                 VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.0%
----------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 9.2%
Bed Bath & Beyond, Inc.                                          25,602                        $    719,416 (a)
Cablevision Systems Corp.                                        22,262                             503,121 (a)
Comcast Corp. (Class A)                                          51,204                             960,587
Darden Restaurants, Inc.                                         11,131                             355,524
Lowe's Companies, Inc.                                            6,679                             138,589
News Corp. (Class A)                                             44,525                             669,656
Omnicom Group, Inc.                                              52,539                           2,357,950
The Walt Disney Co.                                              22,930                             715,416
Time Warner, Inc.                                               130,236                           1,927,493 (h)
Viacom Inc. (Class B)                                            29,609                             904,259 (a)
                                                                                                  9,252,011

CONSUMER STAPLES - 15.1%
Altria Group, Inc.                                               31,166                             640,773
Clorox Co.                                                       22,931                           1,196,998 (h)
Diageo PLC ADR                                                   10,241                             756,503
General Mills, Inc.                                              19,419                           1,180,093
Kimberly-Clark Corp.                                             41,630                           2,488,641
McCormick & Company, Inc.                                        32,948                           1,174,926
Nestle S.A. ADR                                                   7,920                             893,772
Pepsi Bottling Group, Inc.                                       18,476                             515,850
PepsiCo, Inc.                                                    39,849                           2,533,998 (h)
Procter & Gamble Co.                                             30,723                           1,868,266
Sara Lee Corp.                                                   30,055                             368,174
The Estee Lauder Companies Inc. (Class A)                        15,584                             723,877
Wal-Mart Stores, Inc.                                            16,252                             913,362
                                                                                                 15,255,233

ENERGY - 12.4%
Apache Corp.                                                      5,194                             721,966
Exxon Mobil Corp.                                                39,405                           3,472,763 (h)
Halliburton Co.                                                  32,503                           1,724,934
Hess Corp.                                                       15,584                           1,966,545
Marathon Oil Corp.                                               21,372                           1,108,566
Nabors Industries Ltd.                                           13,357                             657,565 (a)
National Oilwell Varco, Inc.                                      8,905                             790,052 (a)
Suncor Energy, Inc.                                               4,452                             258,750
Transocean, Inc.                                                  7,347                           1,119,609
Valero Energy Corp.                                              17,810                             733,416
                                                                                                 12,554,166

FINANCIALS - 11.7%
ACE Ltd.                                                         15,015                             827,176
Allstate Corp.                                                   10,018                             456,721 (h)
American Express Co.                                             36,733                           1,383,732
Ameriprise Financial, Inc.                                       21,372                             869,199
AON Corp.                                                        24,266                           1,114,780
Bank of New York Mellon Corp.                                    34,507                           1,305,400
BlackRock, Inc.                                                   2,226                             394,002
Chubb Corp.                                                      22,930                           1,123,799
JP Morgan Chase & Co.                                            42,299                           1,451,279
Marsh & McLennan Companies, Inc.                                 15,584                             413,755
Metlife, Inc.                                                    26,715                           1,409,751
Prudential Financial, Inc.                                        4,452                             265,962
US Bancorp.                                                      27,828                             776,123
                                                                                                 11,791,679

HEALTHCARE - 11.4%
Abbott Laboratories                                              11,604                             614,664
Aetna, Inc.                                                      10,241                             415,068
Amgen, Inc.                                                      41,441                           1,954,358 (a)
Baxter International, Inc.                                       13,357                             854,047
Boston Scientific Corp.                                          89,050                           1,094,424 (a)
Bristol-Myers Squibb Co.                                         49,646                           1,019,232
Covidien Ltd.                                                     8,148                             390,208
Johnson & Johnson                                                 8,905                             572,948 (h)
McKesson Corp.                                                   20,036                           1,120,213
Merck & Company, Inc.                                            21,149                             797,106
Thermo Fisher Scientific, Inc.                                    6,815                             379,800 (a)
UnitedHealth Group, Inc.                                         16,474                             432,442
Wyeth                                                            39,405                           1,889,864
                                                                                                 11,534,374

INDUSTRIALS - 5.5%
ABB Ltd. ADR                                                     29,469                             834,562 (a)
Cooper Industries Ltd.                                           20,036                             791,422
Deere & Co.                                                       8,237                             594,135
Eaton Corp.                                                       9,350                             794,469 (h)
General Dynamics Corp.                                           11,132                             937,314
ITT Corp.                                                        12,022                             761,353
Koninklijke Philips Electronics N.V.                              8,668                             292,978
Rockwell Collins, Inc.                                            5,565                             266,897
Siemens AG ADR                                                    2,916                             321,139
                                                                                                  5,594,269

INFORMATION TECHNOLOGY - 20.1%
Affiliated Computer Services, Inc. (Class A)                     14,471                             774,054 (a)
Analog Devices, Inc.                                             23,375                             742,624 (h)
Cisco Systems, Inc.                                              90,163                           2,097,191 (a,h)
Corning Incorporated                                             22,262                             513,139
Dell, Inc.                                                       25,157                             550,435 (a)
Fidelity National Information Services, Inc.                     14,025                             517,663
Hewlett-Packard Co.                                              34,062                           1,505,881
Intel Corp.                                                      83,484                           1,793,236
International Business Machines Corp.                            12,690                           1,504,146 (h)
Intuit Inc.                                                      15,138                             417,355 (a)
Lam Research Corp.                                               15,806                             571,387 (a)
Maxim Integrated Products, Inc.                                  34,258                             724,557
Microchip Technology Inc.                                         4,452                             135,964
Microsoft Corp.                                                 109,590                           3,014,821 (h)
National Semiconductor Corp.                                     25,379                             521,285
Oracle Corp.                                                    100,182                           2,103,822 (a,h)
Taiwan Semiconductor Manufacturing Company Ltd. ADR              64,562                             704,374 (a)
Texas Instruments Incorporated                                   40,963                           1,153,518
Western Union Co.                                                40,073                             990,605
                                                                                                 20,336,057

MATERIALS - 4.5%
Alcoa, Inc.                                                      19,702                             701,785
Allegheny Technologies Incorporated                               8,905                             527,888
Barrick Gold Corp.                                               30,277                           1,377,603 (h)
Dow Chemical Co.                                                 10,463                             365,263
Freeport-McMoRan Copper & Gold, Inc.                              7,124                             834,862
Praxair, Inc.                                                     1,558                             146,826
Vulcan Materials Co.                                              8,905                             532,341
                                                                                                  4,486,568

TELECOMMUNICATION SERVICES - 2.2%
AT&T, Inc.                                                       14,025                             472,502
Fairpoint Communications, Inc.                                        -                                   1
Verizon Communications, Inc.                                     37,712                           1,335,005
Vodafone Group, PLC ADR                                          13,357                             393,497
                                                                                                  2,201,005

UTILITIES - 4.9%
American Electric Power Company, Inc.                            22,930                             922,474
Dominion Resources, Inc.                                         43,857                           2,082,769
Edison International                                             24,043                           1,235,329
Entergy Corp.                                                     6,233                             750,952
                                                                                                  4,991,524

TOTAL COMMON STOCK                                                                               97,996,886
(COST $94,143,202)

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.3%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                22,244                             450,663 (m)
Industrial Select Sector SPDR Fund                               54,913                           1,867,591 (h,m)

TOTAL EXCHANGE TRADED FUNDS                                                                      2,318,254
(COST $2,223,208)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                 33,927 (k)
(COST $44,640)

TOTAL INVESTMENTS IN SECURITIES                                                                100,349,067
(COST $96,411,050)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.9%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
1.93%                                                                                              925,579 (d,n)
(COST $925,579)

TOTAL INVESTMENTS                                                                              101,274,646
(COST $97,336,629)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.2)%                                              (230,071)
                                                                                              -------------
NET ASSETS - 100.0%                                                                           $101,044,575
                                                                                              =============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional Core Value Equity had the following long futures contracts open at June 30, 2008 (unaudited):

                                                                          NUMBER OF      CURRENT NOTIONAL      UNREALIZED
DESCRIPTION                                           EXPIRATION DATE     CONTRACTS          VALUE            DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                                 September 2008          1             $320,275            $(19,650)

GE INSTITUTIONAL SMALL-CAP EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                      NUMBER OF SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.2%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 13.8%
Aaron Rents, Inc.                                                           548,400                $   12,245,772
Aeropostale, Inc.                                                           515,700                    16,156,881 (a)
American Eagle Outfitters, Inc.                                             145,300                     1,980,439
Arbitron, Inc.                                                              407,300                    19,346,750
CBRL Group, Inc.                                                            204,800                     5,019,648
Interactive Data Corp.                                                      649,400                    16,319,422
Jarden Corp.                                                                320,500                     5,845,920 (a)
LKQ Corp.                                                                   731,900                    13,225,433 (a)
Triarc Companies, Inc. (Class A)                                            182,500                     1,168,000
Triarc Companies, Inc. (Class B) (Series 1)                                 504,400                     3,192,852
                                                                                                       94,501,117

CONSUMER STAPLES - 4.5%
Central European Distribution Corp.                                         322,900                    23,943,035 (a)
Smithfield Foods, Inc.                                                      347,900                     6,916,252 (a)
                                                                                                       30,859,287

ENERGY - 9.1%
Dril-Quip Inc.                                                              270,400                    17,035,200 (a)
NATCO Group, Inc. (Class A)                                                 174,900                     9,537,297 (a)
Oil States International, Inc.                                              370,500                    23,504,520 (a)
St. Mary Land & Exploration Co.                                             192,700                    12,456,128
                                                                                                       62,533,145

FINANCIALS - 16.9%
BioMed Realty Trust, Inc. (REIT)                                            654,000                    16,042,620
Cullen/Frost Bankers, Inc.                                                  136,700                     6,814,495
DCT Industrial Trust, Inc. (REIT)                                           603,900                     5,000,292
Digital Realty Trust, Inc. (REIT)                                           215,100                     8,799,741
Federal Realty Investment Trust (REIT)                                      117,300                     8,093,700
GFI Group, Inc.                                                             580,600                     5,231,206
Global Cash Access Holdings, Inc.                                           780,500                     5,354,230 (a)
HCC Insurance Holdings, Inc.                                                545,500                    11,531,870
Hilb Rogal & Hobbs Co.                                                      120,100                     5,219,546
Jones Lang LaSalle Inc.                                                      62,300                     3,749,837
Omega Healthcare Investors, Inc. (REIT)                                     885,200                    14,738,580
Raymond James Financial, Inc.                                               579,000                    15,279,810
Sandy Spring Bancorp, Inc.                                                  132,900                     2,203,482
Sterling Bancorp                                                            192,400                     2,299,180
Westamerica Bancorporation                                                  101,300                     5,327,367
                                                                                                      115,685,956

HEALTHCARE - 11.7%
AMN Healthcare Services, Inc.                                               372,400                     6,301,008 (a)
Computer Programs and Systems, Inc.                                         293,200                     5,081,156
Cubist Pharmaceuticals, Inc.                                                209,000                     3,732,740 (a)
Healthways, Inc.                                                            215,400                     6,375,840 (a)
HMS Holdings Corp.                                                          184,900                     3,969,803 (a)
inVentiv Health, Inc.                                                       300,500                     8,350,895 (a)
KV Pharmaceutical Co. (Class A)                                             517,200                     9,997,476 (a)
Medical Action Industries Inc.                                              599,200                     6,213,704 (a)
Molina Healthcare, Inc.                                                     373,500                     9,090,990 (a)
Thoratec Corp.                                                              284,200                     4,942,238 (a)
Varian, Inc.                                                                321,300                    16,405,578 (a)
                                                                                                       80,461,428

INDUSTRIALS - 21.8%
Applied Industrial Technologies, Inc.                                       270,100                     6,528,317
Baldor Electric Co.                                                         282,700                     9,888,846
Comfort Systems USA, Inc.                                                   421,900                     5,670,336
Genesee & Wyoming Inc. (Class A)                                            418,700                    14,244,174 (a)
Harsco Corp.                                                                354,600                    19,293,786
Healthcare Services Group                                                   251,800                     3,829,878
Herman Miller Inc.                                                          291,400                     7,252,946
Mueller Industries, Inc.                                                    391,200                    12,596,640
NCI Building Systems, Inc.                                                  117,100                     4,301,083 (a)
Old Dominion Freight Line, Inc.                                             253,500                     7,610,070 (a)
Oshkosh Corp.                                                               340,200                     7,038,738
Quanta Services, Inc.                                                       517,700                    17,223,879 (a)
Teledyne Technologies Inc.                                                  359,600                    17,544,884 (a)
Universal Technical Institute, Inc.                                          50,300                       626,738 (a)
Woodward Governor Co.                                                       452,000                    16,118,320
                                                                                                      149,768,635

INFORMATION TECHNOLOGY - 11.4%
ACI Worldwide, Inc.                                                         193,100                     3,396,629 (a)
BigBand Networks, Inc.                                                      263,400                     1,245,882 (a)
Blackbaud, Inc.                                                             556,100                    11,900,540
CommScope, Inc.                                                             268,300                    14,158,191 (a)
Micros Systems, Inc.                                                        457,900                    13,961,371 (a)
Microsemi Corp.                                                             132,200                     3,328,796 (a)
Parametric Technology Corp.                                                 625,700                    10,430,419 (a)
Rudolph Technologies, Inc                                                   499,700                     3,847,690 (a)
Semtech Corp.                                                               531,300                     7,475,391 (a)
SRA International, Inc. (Class A)                                            61,600                     1,383,536 (a)
Varian Semiconductor Equipment Associates,                                   58,400                     2,033,488 (a)
Inc.
Zebra Technologies Corp. (Class A)                                          162,700                     5,310,528 (a)
                                                                                                       78,472,461

MATERIALS - 5.4%
Commercial Metals Co.                                                       427,100                    16,101,670
Compass Minerals International, Inc.                                         89,600                     7,218,176
Packaging Corporation of America                                            492,400                    10,591,524
Pioneer Drilling Co.                                                        158,700                     2,985,147 (a)
                                                                                                       36,896,517

UTILITIES - 1.6%
IDACORP, Inc.                                                               379,800                    10,972,422

TOTAL COMMON STOCK                                                                                    660,150,968
(COST $697,619,710)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                       126,817 (k)
(COST $166,864)

TOTAL INVESTMENTS IN SECURITIES                                                                       660,277,785
(COST $697,786,574)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.3%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
1.93%                                                                                                  15,774,683 (d,n)
(COST $15,774,683)

TOTAL INVESTMENTS                                                                                     676,052,468
(COST $713,561,257)

OTHER ASSETS AND LIABILITIES, NET - 1.5%                                                               10,444,932
                                                                                                  ---------------
NET ASSETS  - 100.0%                                                                              $   686,497,400
                                                                                                  ================

GE INSTITUTIONAL INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                               NUMBER OF
                                                                                SHARES                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 92.3%
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 1.8%
Brambles Ltd.                                                                  2,387,222                     $    20,001,668
Paladin Energy Ltd.                                                            4,003,556                          24,469,380 (a)
                                                                                                                  44,471,048

BRAZIL - 1.0%
Petroleo Brasileiro S.A. ADR                                                     406,999                          23,585,592

CANADA - 3.1%
Cameco Corp.                                                                     178,501                           7,706,218
Potash Corporation of Saskatchewan                                               260,169                          60,665,521
Suncor Energy, Inc.                                                              118,877                           6,936,591
                                                                                                                  75,308,330

CHINA - 0.5%
China COSCO Holdings Company Ltd.                                              4,555,500                          11,148,879

DENMARK - 0.5%
Group 4 Securicor PLC                                                          2,424,339                           9,652,505
Novozymes (Series B)                                                              19,502                           1,756,872
                                                                                                                  11,409,377

FINLAND - 1.7%
Nokia Oyj                                                                      1,646,655                          40,277,076

FRANCE - 12.8%
Alstom                                                                           118,364                          27,160,459
AXA S.A.                                                                         574,795                          16,948,632
BNP Paribas                                                                      515,908                          46,472,817 (h)
Cie Generale d'Optique Essilor International S.A.                                273,575                          16,699,495
Credit Agricole S.A.                                                             854,107                          17,350,808
Groupe Danone                                                                    616,659                          43,180,241
LVMH Moet Hennessy Louis Vuitton S.A.                                            102,029                          10,650,753
Renault S.A.                                                                      74,875                           6,098,064
Suez S.A.                                                                        412,428                          27,976,939
Total S.A.                                                                       460,799                          39,249,815
Unibail-Rodamco (REIT)                                                            59,763                          13,771,647
Veolia Environnement                                                             559,753                          31,271,215
Vinci S.A.                                                                       270,383                          16,522,150
                                                                                                                 313,353,035

GERMANY - 8.4%
Allianz AG (Regd.)                                                                21,985                           3,869,928
Bayer AG                                                                         515,280                          43,384,976
Daimler AG (Regd.)                                                               152,743                           9,480,614
E.ON AG                                                                          243,320                          49,073,905 (h)
Linde AG                                                                         250,584                          35,221,663
Metro AG                                                                         209,234                          13,357,304
RWE AG                                                                            63,921                           8,076,030
Siemens AG (Regd.)                                                               389,327                          43,190,904
                                                                                                                 205,655,324

GREECE - 0.9%
Hellenic Telecommunications Organization S.A.                                    892,087                          22,488,443 (a)

HONG KONG - 0.3%
Sun Hung Kai Properties Ltd.                                                     622,035                           8,455,762

INDIA - 0.3%
Larsen & Toubro Ltd.                                                             163,133                           8,237,594

ITALY - 4.4%
Banca Intesa S.p.A.                                                            4,023,474                          22,888,760
Saipem S.p.A.                                                                  1,111,842                          52,001,067
UniCredit S.p.A                                                                5,189,683                          31,590,043
                                                                                                                 106,479,870

JAPAN - 17.3%
Asahi Glass Company Ltd.                                                       1,304,035                          15,814,682
Bank of Yokohama Ltd.                                                          1,840,768                          12,751,024
East Japan Railway Co.                                                             3,799                          30,996,556
Ibiden Company Ltd.                                                              421,484                          15,374,836
Komatsu Ltd.                                                                     761,734                          21,308,388
Mitsubishi Estate Company Ltd.                                                 1,750,857                          40,153,257
Mitsubishi Heavy Industries Ltd.                                               4,610,000                          22,056,020
Mitsubishi UFJ Financial Group, Inc.                                           5,325,198                          47,141,040
Nidec Corp.                                                                      172,222                          11,491,062
Nintendo Company Ltd.                                                             31,400                          17,836,330
Nomura Holdings, Inc.                                                          3,406,275                          50,527,002
Shiseido Company Ltd.                                                          1,506,000                          34,571,561
Sony Financial Holdings, Inc.                                                      8,718                          35,157,534
Sumitomo Realty & Development Company Ltd.                                       289,000                           5,758,861
Toray Industries Inc.                                                          6,592,992                          35,444,469
Toyota Motor Corp.                                                               556,465                          26,311,966
                                                                                                                 422,694,588

MEXICO - 1.0%
America Movil S.A. de C.V. ADR (Series L)                                        453,610                          23,927,927

NETHERLANDS - 1.6%
Koninklijke Philips Electronics N.V.                                           1,165,897                          39,511,051

NORWAY - 3.7%
Acergy S.A.                                                                    1,137,522                          25,345,168
Orkla ASA                                                                        799,174                          10,239,676
Telenor ASA                                                                    2,903,248                          54,497,533
                                                                                                                  90,082,377

RUSSIA - 1.2%
Gazprom OAO ADR                                                                  523,157                          30,343,106

SINGAPORE - 1.3%
CapitaLand Ltd.                                                                2,904,000                          12,219,916
Singapore Telecommunications Ltd.                                              7,122,631                          19,013,585
                                                                                                                  31,233,501

SOUTH AFRICA - 1.4%
Anglo Platinum Ltd.                                                               72,536                          12,066,082
MTN Group Limited                                                              1,375,317                          21,775,024
                                                                                                                  33,841,106

SOUTH KOREA - 1.3%
Kookmin Bank                                                                     243,535                          14,313,141
Samsung Electronics Company Ltd.                                                  29,070                          17,367,522
                                                                                                                  31,680,663

SPAIN - 1.9%
ACS Actividades de Construccion y Servicios                                      130,500                           6,534,623
S.A.
Banco Santander S.A. (Regd.)                                                   2,168,871                          39,596,649
                                                                                                                  46,131,272

SWEDEN - 0.6%
Sandvik AB                                                                       992,966                          13,506,866

SWITZERLAND - 9.2%
ABB Ltd. (Regd.)                                                               1,353,974                          38,436,370 (a)
Nestle S.A. (Regd.)                                                            1,556,700                          70,545,133
Roche Holding AG                                                                 408,721                          73,689,496
Swatch Group AG                                                                   67,219                          16,762,886
Syngenta AG                                                                       72,436                          23,535,245
                                                                                                                 222,969,130

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd.                               11,805,640                          25,085,301 (a)

UNITED KINGDOM - 15.1%
BG Group PLC                                                                   1,451,799                          37,696,596
BHP Billiton PLC                                                               1,490,316                          57,105,243 (h)
Diageo PLC                                                                     2,330,582                          42,662,825
Group 4 Securicor PLC                                                          2,448,796                           9,827,539
Lloyds TSB Group, PLC                                                          5,623,423                          34,471,899
National Grid PLC                                                              1,229,530                          16,103,338
Prudential PLC                                                                 2,326,533                          24,518,887
Rio Tinto PLC (Regd.)                                                            270,520                          32,550,303
Royal Bank of Scotland Group PLC                                               9,538,082                          40,570,490
Tesco PLC                                                                      3,419,093                          24,987,097 (h)
Vodafone Group Public Limited Co.                                             16,509,953                          48,602,233
                                                                                                                 369,096,450

TOTAL COMMON STOCK                                                                                             2,250,973,668
(COST $2,084,584,241)

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 2.3%
------------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                                830,900                          10,777,408
Cia Vale do Rio Doce ADR                                                       1,456,025                          43,447,786

TOTAL PREFERRED STOCK                                                                                             54,225,194
(COST $31,570,365)

------------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

Credit Agricole S.A.                                                             844,191                           1,050,751 (a)
(COST $0)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                  354,657 (k)
(COST $466,654)

TOTAL INVESTMENTS IN SECURITIES                                                                                2,306,604,270
(COST $2,116,621,260)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.3%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
1.93%                                                                                                             81,313,427 (d,n)
(COST $81,313,427)

TOTAL INVESTMENTS                                                                                              2,387,917,697
(COST $2,197,934,687)

OTHER ASSETS AND LIABILITIES, NET - 2.1%                                                                          51,056,841
                                                                                                              --------------
NET ASSETS  - 100.0%                                                                                          $2,438,974,538
                                                                                                              ==============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional International Equity had the following Short futures contracts open at June 30, 2008 (unaudited):

                                                                          NUMBER OF          CURRENT            UNREALIZED
DESCRIPTION                                       EXPIRATION DATE        CONTRACTS       NOTIONAL VALUE        APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
DJ EURO Stoxx 50 Index Futures                    September 2008            103             $(5,485,120)        $149,520
FTSE 100 Index Futures                            September 2008             22              (2,472,879)          15,792
Topix Index Futures                               September 2008             20              (2,487,619)          42,592
                                                                                                                --------
                                                                                                                $207,904
                                                                                                                ========

The GE Institutional International Equity was invested in the following sectors at June 30, 2008 (unaudited):

                                                PERCENTAGE (BASED
SECTOR                                           ON MARKET VALUE)
--------------------------------------------------------------------------------
Financials                                               21.80%
Materials                                                14.80%
Industrials                                              13.20%
Energy                                                   10.00%
Consumer Staples                                          9.60%
Telecommunication Services                                8.00%
Utilities                                                 5.50%
Information Technology                                    5.30%
Consumer Discretionary                                    4.60%
Healthcare                                                3.80%
Short-Term                                                3.40%
Other Investments                                         0.00%*
                                                        --------
                                                        100.00%
                                                        ========

GE INSTITUTIONAL PREMIER GROWTH EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                              NUMBER OF SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.3%
-----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 16.7%
Bed Bath & Beyond, Inc.                                             283,981                $    7,979,866 (a,h)
Carnival Corp.                                                      258,495                     8,519,995
Comcast Corp. (Class A)                                             498,787                     9,357,244
Liberty Global, Inc. (Series C)                                     250,486                     7,604,755 (a)
Liberty Media Entertainment Corp. (Series A)                        447,816                    10,850,582 (a)
Lowe's Companies, Inc.                                              243,932                     5,061,589
                                                                                               49,374,031

CONSUMER STAPLES - 3.8%
PepsiCo, Inc.                                                       174,757                    11,112,798


ENERGY - 8.7%
Schlumberger Ltd.                                                   120,146                    12,907,285
Transocean, Inc.                                                     84,466                    12,871,774
                                                                                               25,779,059

FINANCIALS - 10.8%
AFLAC Incorporated                                                  152,913                     9,602,936 (h)
CB Richard Ellis Group, Inc. (Class A)                              364,078                     6,990,298 (a)
Goldman Sachs Group, Inc.                                            34,951                     6,112,930
State Street Corp.                                                  145,631                     9,318,928 (e)
                                                                                               32,025,092

HEALTHCARE - 12.9%
Amgen, Inc.                                                         149,272                     7,039,668 (a)
Genentech Inc.                                                       69,175                     5,250,382 (a)
Johnson & Johnson                                                   101,942                     6,558,948
Lincare Holdings Inc.                                               174,757                     4,963,099 (a)
Medtronic, Inc.                                                     178,398                     9,232,096
VCA Antech, Inc.                                                     66,990                     1,860,982 (a)
Zimmer Holdings, Inc.                                                47,330                     3,220,806 (a)
                                                                                               38,125,981

INDUSTRIALS - 3.8%
Dover Corp.                                                         233,738                    11,305,907

INFORMATION TECHNOLOGY - 35.5%
Analog Devices, Inc.                                                162,379                     5,158,781
Cisco Systems, Inc.                                                 458,738                    10,670,246 (a,h)
Corning Incorporated                                                282,524                     6,512,178
eBay, Inc.                                                          251,214                     6,865,679 (a)
Intuit Inc.                                                         415,049                    11,442,901 (a)
Iron Mountain Incorporated                                          185,680                     4,929,804 (a)
Microsoft Corp.                                                     324,030                     8,914,065 (h)
Molex, Inc. (Class A)                                               296,360                     6,789,608
Paychex, Inc.                                                       283,981                     8,882,926
QUALCOMM, Inc.                                                      287,622                    12,761,788
Research In Motion Ltd.                                              54,612                     6,384,143 (a)
Western Union Co.                                                   531,554                    13,140,015
Yahoo! Inc.                                                         123,787                     2,557,439 (a)
                                                                                              105,009,573

MATERIALS - 3.9%
Allegheny Technologies Incorporated                                  55,340                     3,280,555
Monsanto Co.                                                         65,534                     8,286,119
                                                                                               11,566,674

TELECOMMUNICATION SERVICES - 2.2%
American Tower Corp. (Class A)                                      156,554                     6,614,406 (a)

TOTAL COMMON STOCK                                                                            290,913,521
(COST $291,627,899)

-----------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.1%
-----------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                               243,326 (k)
(COST $320,166)

TOTAL INVESTMENTS IN SECURITIES                                                               291,156,847
(COST $291,948,065)

-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.6%
-----------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
1.93%                                                                                           4,695,329 (d,n)
(COST 4,695,329)

TOTAL INVESTMENTS                                                                             295,852,176
(COST 296,643,394)

OTHER ASSETS AND LIABILITIES, NET - 0.0%*                                                         142,224
                                                                                          ---------------
NET ASSETS  - 100.0%                                                                          295,994,400
                                                                                          ===============


-----------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------

The GE Institutional Premier Growth Equity Fund had the following Short futures contracts open at June 30, 2008 (unaudited):

                                                            NUMBER OF       CURRENT NOTIONAL      UNREALIZED
DESCRIPTION                        EXPIRATION DATE         CONTRACTS              VALUE          APPRECIATION
--------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures              September 2008              3               $(960,825)          $1,200

GE INSTITUTIONAL STRATEGIC INVESTMENT FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                            NUMBER OF
                                                                               SHARES                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 37.7%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 4.6%
Bed Bath & Beyond, Inc.                                                       118,905                       $    3,341,230 (a,h)
Cablevision Systems Corp.                                                      11,817                              267,064 (a)
Carnival Corp.                                                                 63,949                            2,107,759
Coach, Inc.                                                                    14,592                              421,417 (a)
Comcast Corp. (Class A)                                                       248,887                            4,669,120 (h)
Darden Restaurants, Inc.                                                        5,908                              188,702
Kohl's Corp.                                                                   25,524                            1,021,981 (a)
Liberty Global, Inc. (Series C)                                                54,101                            1,642,506 (a)
Liberty Media Entertainment Corp. (Series A)                                   84,386                            2,044,673 (a)
Life Time Fitness, Inc.                                                        14,700                              434,385 (a)
Lowe's Companies, Inc.                                                         97,676                            2,026,777
Mercadolibre, Inc.                                                             13,802                              476,031 (a)
News Corp. (Class A)                                                           23,633                              355,440
Omnicom Group, Inc.                                                            59,574                            2,673,681
O'Reilly Automotive, Inc.                                                      23,384                              522,632 (a)
Penn National Gaming, Inc.                                                      9,448                              303,753 (a)
Regal Entertainment Group, (Class A)                                           38,425                              587,134
Target Corp.                                                                   28,005                            1,301,952
The Cheesecake Factory                                                         19,888                              316,418 (a)
The Walt Disney Co.                                                            12,171                              379,735
Time Warner, Inc.                                                              69,128                            1,023,094
Viacom Inc. (Class B)                                                          15,715                              479,936 (a)
                                                                                                                26,585,420

CONSUMER STAPLES - 2.7%
Alberto-Culver Co.                                                             68,217                            1,792,060
Altria Group, Inc.                                                             16,542                              340,104
Clorox Co.                                                                     12,169                              635,222
General Mills, Inc.                                                            22,850                            1,388,595
Kimberly-Clark Corp.                                                           28,720                            1,716,882
McCormick & Company, Inc.                                                      44,816                            1,598,139
Pepsi Bottling Group, Inc.                                                      9,805                              273,756
PepsiCo, Inc.                                                                  75,544                            4,803,843 (h)
Procter & Gamble Co.                                                           16,307                              991,629
Sara Lee Corp.                                                                 15,952                              195,412
The Estee Lauder Companies Inc. (Class A)                                      23,728                            1,102,165
Wal-Mart Stores, Inc.                                                           8,626                              484,781
                                                                                                                15,322,588

ENERGY - 4.3%
Apache Corp.                                                                    7,344                            1,020,816
Dresser-Rand Group, Inc.                                                       16,781                              656,137 (a)
Exxon Mobil Corp.                                                              40,230                            3,545,470 (h)
Halliburton Co.                                                                17,253                              915,617
Hess Corp.                                                                     13,245                            1,671,387
HIS, Inc. (Class A)                                                             1,242                               86,443 (a)
Marathon Oil Corp.                                                             37,097                            1,924,221
Nabors Industries Ltd.                                                          7,090                              349,041 (a)
National Oilwell Varco, Inc.                                                    4,727                              419,379 (a)
Noble Corp.                                                                     8,674                              563,463
Peabody Energy Corp.                                                            8,714                              767,268
Schlumberger Ltd.                                                              52,426                            5,632,125 (h)
Southwestern Energy Co.                                                        12,788                              608,837 (a)
Sunoco, Inc.                                                                    6,624                              269,531
Transocean, Inc.                                                               33,355                            5,082,968
Valero Energy Corp.                                                             9,453                              389,275
Weatherford International Ltd.                                                 19,152                              949,748 (a)
                                                                                                                24,851,726

FINANCIALS - 4.3%
ACE Ltd.                                                                        8,035                              442,648
Affiliated Managers Group, Inc.                                                 6,080                              547,565 (a)
Alleghany Corp.                                                                   204                               67,738 (a)
Allstate Corp.                                                                  5,318                              242,448
American Express Co.                                                           19,498                              734,490
Ameriprise Financial, Inc.                                                     11,343                              461,320
AON Corp.                                                                      12,880                              591,707
Bank of New York Mellon Corp.                                                  18,316                              692,894
BlackRock, Inc.                                                                 1,182                              209,214
CB Richard Ellis Group, Inc. (Class A)                                        117,377                            2,253,639 (a)
Chubb Corp.                                                                    12,171                              596,501
Citigroup, Inc.                                                                90,106                            1,510,177 (h)
CME Group Inc.                                                                  3,356                            1,285,986
CVB Financial Corp.                                                            26,571                              250,830
Douglas Emmett, Inc. (REIT)                                                    12,935                              284,182
DuPont Fabros Technology, Inc. (REIT)                                          21,363                              398,206
Federal National Mortgage Assoc.                                               45,012                              878,184 (h)
Fortress Investment Group LLC (Class A)                                        30,636                              377,435
Goldman Sachs Group, Inc.                                                      14,355                            2,510,690
Greenhill & Company, Inc.                                                       6,886                              370,880
HCC Insurance Holdings, Inc.                                                   60,277                            1,274,255
JP Morgan Chase & Co.                                                          22,452                              770,328
Legg Mason, Inc.                                                                6,755                              294,315
Marsh & McLennan Companies, Inc.                                                8,272                              219,622
Metlife, Inc.                                                                  28,007                            1,477,930
Nymex Holdings, Inc.                                                            4,554                              384,722
Prologis (REIT)                                                                 5,176                              281,316
Prudential Financial, Inc.                                                      2,363                              141,166
State Street Corp.                                                             64,186                            4,107,262 (e)
SunTrust Banks, Inc.                                                           19,605                              710,094
US Bancorp.                                                                    14,771                              411,963
Zions Bancorporation                                                            6,403                              201,630
                                                                                                                24,981,337

HEALTHCARE - 6.3%
Abbott Laboratories                                                            60,314                            3,194,832 (h)
Aetna, Inc.                                                                    42,357                            1,716,729
Alcon, Inc.                                                                     3,395                              552,672
Amgen, Inc.                                                                   113,394                            5,347,661 (a,h)
Amylin Pharmaceuticals, Inc.                                                   19,236                              488,402 (a)
Arthrocare Corp.                                                               12,003                              489,842 (a)
Barr Pharmaceuticals, Inc.                                                     11,476                              517,338 (a)
Baxter International, Inc.                                                      7,090                              453,335
Boston Scientific Corp.                                                        47,266                              580,899 (a)
Bristol-Myers Squibb Co.                                                       26,351                              540,986
Covidien Ltd.                                                                   4,301                              205,975
DENTSPLY International, Inc.                                                   16,571                              609,813
Genentech Inc.                                                                 43,059                            3,268,178 (a)
Gen-Probe Incorporated                                                         11,039                              524,132 (a)
Gilead Sciences, Inc.                                                          41,475                            2,196,101 (a)
Hologic, Inc.                                                                 104,328                            2,274,351 (a)
Johnson & Johnson                                                               4,727                              304,135
Masimo Corp.                                                                   33,628                            1,155,122 (a)
McKesson Corp.                                                                 10,635                              594,603
Medtronic, Inc.                                                                59,265                            3,066,964 (h)
Merck & Company, Inc.                                                          11,226                              423,108
Psychiatric Solutions, Inc                                                     24,931                              943,389 (a)
Resmed, Inc.                                                                   40,476                            1,446,612 (a)
Thermo Fisher Scientific, Inc.                                                 22,660                            1,262,841 (a)
UnitedHealth Group, Inc.                                                      103,254                            2,710,418 (h)
Vertex Pharmaceuticals Inc.                                                    14,490                              484,980 (a)
Wyeth                                                                          20,916                            1,003,131
                                                                                                                36,356,549

INDUSTRIALS - 2.1%
Alliant Techsystems, Inc.                                                         201                               20,438 (a)
Cooper Industries Ltd.                                                         16,404                              647,959
Corrections Corporation of America                                             23,341                              641,177 (a)
Deere & Co.                                                                     4,372                              315,352
Dover Corp.                                                                     5,832                              282,094
Eaton Corp.                                                                     4,963                              421,706
General Dynamics Corp.                                                          5,909                              497,538
Harsco Corp.                                                                   18,214                              991,024
Hexcel Corp.                                                                   73,468                            1,417,933 (a)
ITT Corp.                                                                      15,905                            1,007,264
Joy Global, Inc.                                                               10,095                              765,504
Monster Worldwide, Inc.                                                        32,586                              671,597 (a)
Rockwell Collins, Inc.                                                          2,954                              141,674
Textron, Inc.                                                                  84,624                            4,056,029 (h)
                                                                                                                11,877,289

INFORMATION TECHNOLOGY - 9.6%
Activision, Inc.                                                               26,805                              913,246 (a)
Affiliated Computer Services, Inc. (Class A)                                   16,790                              898,097 (a)
Analog Devices, Inc.                                                           12,409                              394,234
Automatic Data Processing, Inc.                                                40,328                            1,689,743
Blackboard, Inc.                                                               10,614                              405,773 (a)
Cisco Systems, Inc.                                                           269,981                            6,279,758 (a,h)
Citrix Systems, Inc.                                                           19,667                              578,406 (a)
Cogent, Inc.                                                                   28,738                              326,751 (a)
Cognizant Technology Solutions Corp.                                            8,107                              263,559 (a)
(Class A)
Corning Incorporated                                                           57,906                            1,334,733
Dell, Inc.                                                                     13,353                              292,164 (a)
DST Systems, Inc.                                                               7,379                              406,214 (a)
Fidelity National Information Services,                                        21,729                              802,017
Inc.
Google, Inc. (Class A)                                                          5,150                            2,711,063 (a)
Harris Corp.                                                                    4,888                              246,795
Hewlett-Packard Co.                                                            18,080                              799,317
Hittite Microwave Corp.                                                        17,390                              619,432 (a)
Intel Corp.                                                                   192,100                            4,126,308 (h)
International Business Machines Corp.                                           6,736                              798,418
Intuit Inc.                                                                   101,567                            2,800,202 (a,h)
Iron Mountain Incorporated                                                     45,067                            1,196,529 (a)
Juniper Networks, Inc.                                                         26,078                              578,410 (a)
Lam Research Corp.                                                              8,390                              303,299 (a)
Macrovision Solutions Corp.                                                    48,024                              718,439 (a)
Marvell Technology Group Ltd.                                                  29,508                              521,111 (a)
Maxim Integrated Products, Inc.                                                18,184                              384,592
Mettler Toledo International Inc.                                               4,867                              461,684 (a)
Microchip Technology Inc.                                                       2,363                               72,166
Microsoft Corp.                                                               167,630                            4,611,501 (h)
Molex, Inc. (Class A)                                                          70,286                            1,610,252 (h)
National Semiconductor Corp.                                                   13,471                              276,694
Neustar, Inc. (Class A)                                                        34,721                              748,585 (a)
Oracle Corp.                                                                  214,486                            4,504,206 (a,h)
Paychex, Inc.                                                                  82,283                            2,573,812 (h)
QUALCOMM, Inc.                                                                131,628                            5,840,334 (h)
Texas Instruments Incorporated                                                 21,743                              612,283
Western Union Co.                                                             161,553                            3,993,590
                                                                                                                55,693,717

MATERIALS - 1.6%
Alcoa, Inc.                                                                    10,458                              372,514
Allegheny Technologies Incorporated                                            42,778                            2,535,880
Dow Chemical Co.                                                                5,554                              193,890
Freeport-McMoRan Copper & Gold, Inc.                                            3,781                              443,095
Intrepid Potash, Inc.                                                          11,142                              732,921 (a)
Martin Marietta Materials, Inc.                                                 4,306                              446,059
Monsanto Co.                                                                   28,815                            3,643,368 (h)
Praxair, Inc.                                                                   9,079                              855,604
Vulcan Materials Co.                                                            4,727                              282,580
                                                                                                                 9,505,911

TELECOMMUNICATION SERVICES - 1.3%
American Tower Corp. (Class A)                                                 11,845                              500,451 (a)
AT&T, Inc.                                                                      7,445                              250,822
Clearwire Corp. (Class A)                                                         228                                2,955 (a)
NII Holdings Inc. (Class B)                                                   114,511                            5,438,128 (a)
Syniverse Holdings, Inc.                                                       22,920                              371,304 (a)
Verizon Communications, Inc.                                                   20,018                              708,637
                                                                                                                 7,272,297

UTILITIES - 0.9%
American Electric Power Company, Inc.                                          12,171                              489,639
American Water Works Company, Inc.                                             21,994                              487,827 (a)
Dominion Resources, Inc.                                                       23,280                            1,105,567
DTE Energy Co.                                                                  8,184                              347,329
Edison International                                                           12,762                              655,712
Entergy Corp.                                                                   3,309                              398,668
ITC Holdings Corp.                                                             18,840                              962,912
PPL Corp.                                                                       8,610                              450,045
SCANA Corp.                                                                     9,984                              369,408
                                                                                                                 5,267,107

TOTAL DOMESTIC EQUITY                                                                                          217,713,941
(COST $228,038,973)

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 27.3%
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 26.6%

CONSUMER DISCRETIONARY - 1.2%
AGTech Holdings Ltd.                                                          513,535                               52,991 (a)
Alsea SAB de C.V.                                                              74,772                               94,265 (a)
China Travel International Inv.                                               250,577                               67,919
Daimler AG (Regd.)                                                              8,542                              530,194
Focus Media Holding Ltd. ADR                                                   15,728                              435,980 (a)
Gafisa S.A.                                                                     7,667                              133,335
Koninklijke Philips Electronics N.V.                                           65,207                            2,209,798
LVMH Moet Hennessy Louis Vuitton S.A.                                           5,706                              595,646
Prajay Engineers Syndicate Ltd.                                                14,904                               35,053
Renault S.A.                                                                    4,188                              341,084
Swatch Group AG                                                                 3,759                              937,409
Toyota Motor Corp.                                                             31,164                            1,473,563
Urbi Desarrollos Urbanos S.A. de C.V.                                          37,760                              130,646 (a)
                                                                                                                 7,037,883

CONSUMER STAPLES - 2.5%
China Mengniu Dairy Company Ltd.                                               61,000                              172,679
Diageo PLC                                                                    130,348                            2,386,105
Diageo PLC ADR                                                                  5,434                              401,410
Groupe Danone                                                                  34,489                            2,415,019
IOI Corp.                                                                      85,000                              194,177
ITC Ltd.                                                                       39,948                              172,568
Metro AG                                                                       11,702                              747,045
Nestle S.A. (Regd.)                                                            87,060                            3,945,307
Nestle S.A. ADR                                                                 4,204                              474,421
Shinsegae Company Ltd.                                                            130                               69,916
Shiseido Company Ltd.                                                          85,000                            1,951,250
Tesco PLC                                                                     191,227                            1,397,507
Uni-President Enterprises Corp.                                               126,000                              151,159
                                                                                                                14,478,563

ENERGY - 3.3%
Acergy S.A.                                                                    63,613                            1,417,364
BG Group PLC                                                                   81,197                            2,108,316
CAT Oil AG                                                                      6,140                               87,009 (a)
China Shenhua Energy Company Ltd.                                              28,000                              110,196
Gazprom OAO ADR                                                                51,064                            2,961,712
LUKOIL ADR                                                                      3,230                              318,478
Paladin Energy Ltd.                                                           223,915                            1,368,549 (a)
PetroChina Company Ltd.                                                        14,000                               18,098
Petroleo Brasileiro S.A. ADR                                                   41,905                            2,428,395
Saipem S.p.A.                                                                  62,185                            2,908,405
Suncor Energy, Inc.                                                            34,553                            2,008,221
Suncor Energy, Inc.                                                             6,650                              388,034
Tesco Corp.                                                                    18,475                              590,276 (a)
TMK OAO GDR                                                                     7,542                              297,004 (b)
Total S.A.                                                                     25,772                            2,195,201
                                                                                                                19,205,258

FINANCIALS - 5.5%
Akbank TAS                                                                     20,438                               71,000
Allianz AG (Regd.)                                                              1,230                              216,512
AXA S.A.                                                                       32,148                              947,929
Banca Intesa S.p.A.                                                           225,030                            1,280,152
Banco do Brasil S.A.                                                            9,334                              153,464
Banco Santander S.A. (Regd.)                                                  121,303                            2,214,605
Bank of Yokohama Ltd.                                                         103,803                              719,045
BNP Paribas                                                                    28,855                            2,599,249
CapitaLand Ltd.                                                               163,000                              685,898
Chinatrust Financial Holding Company Ltd.                                     353,000                              340,511 (a)
Credit Agricole S.A.                                                           47,768                              970,386
Dubai Islamic Bank                                                             67,340                              147,696
Egyptian Financial Group-Hermes Holding                                        14,719                              133,141
Emaar Properties                                                               57,762                              171,157
Hung Poo Real Estate Development Corp.                                        100,350                              137,154
Industrial & Commercial Bank of China                                         116,796                               79,854
Kookmin Bank                                                                   17,270                            1,014,999
Kotak Mahindra Bank Ltd.                                                        6,990                               74,318 (a)
Lloyds TSB Group, PLC                                                         314,512                            1,927,976
Metropolitan Bank & Trust                                                     104,200                               76,310
Mitsubishi Estate Company Ltd.                                                 97,000                            2,224,548
Mitsubishi UFJ Financial Group, Inc.                                          297,823                            2,636,463
Nomura Holdings, Inc.                                                         190,699                            2,828,735
Plaza Centers N.V.                                                             21,195                               67,490
Prudential PLC                                                                130,120                            1,371,310
Royal Bank of Scotland Group PLC                                              533,451                            2,269,048
Samsung Fire & Marine Insurance Company                                         1,150                              240,187
Ltd.
Shenzhen Investment Ltd.                                                      173,992                               62,797
Siam Commercial Bank PCL                                                       77,500                              179,640
Sony Financial Holdings, Inc.                                                     486                            1,959,918
Standard Bank Group Ltd.                                                        8,304                               80,617
State Bank of India Ltd.                                                          320                                8,255
State Bank of India Ltd. GDR                                                    1,280                               68,864
Sumitomo Realty & Development Company Ltd.                                     17,000                              338,757
Sun Hung Kai Properties Ltd.                                                   34,087                              463,369
Tisco Bank PCL                                                                102,073                               62,225
Tisco Bank PCL NVDR                                                             1,217                                  729
Unibail-Rodamco (REIT)                                                          3,342                              770,123
UniCredit S.p.A                                                               290,255                            1,766,807
Woori Investment & Securities Company Ltd.                                      6,880                              124,777
                                                                                                                31,486,015

HEALTHCARE - 1.0%
Cie Generale d'Optique Essilor                                                 15,299                              933,878
International S.A.
Roche Holding AG                                                               22,859                            4,121,315
Teva Pharmaceutical Industries Ltd. ADR                                         6,823                              312,493
WuXi PharmaTech Cayman, Inc. ADR                                                4,354                               88,386 (a)
Yuhan Corp.                                                                       635                              132,903
                                                                                                                 5,588,975

INDUSTRIALS - 3.9%
ABB Ltd. (Regd.)                                                               75,727                            2,149,724 (a)
ABB Ltd. ADR                                                                   15,642                              442,981 (a)
ACS Actividades de Construccion y                                               7,299                              365,488
Servicios S.A.
Alstom                                                                          6,620                            1,519,062
Asahi Glass Company Ltd.                                                       72,002                              873,204
Brambles Ltd.                                                                 133,515                            1,118,674
CAE, Inc.                                                                     179,946                            2,043,249
China Communications Construction Company                                     108,055                              185,241
Ltd.
China COSCO Holdings Company Ltd.                                             284,500                              696,270
China High Speed Transmission Equipment                                        75,000                              153,924
Group Company Ltd.
Doosan Heavy Industries and Construction                                        2,820                              266,508
Company Ltd.
East Japan Railway Co.                                                            212                            1,729,737
Elbit Systems Ltd.                                                              2,385                              141,451
Empresas ICA Sociedad Controladora S.A.                                        34,933                              218,947 (a)
de C.V.
Enka Insaat ve Sanayi AS                                                       19,237                              222,068
Group 4 Securicor PLC                                                         135,592                              539,859
Group 4 Securicor PLC                                                         136,959                              549,646
Hyundai Development Co.                                                         2,458                              124,452
Hyunjin Materials Company Ltd.                                                  4,484                              201,045
Italian-Thai Development PCL                                                  623,611                              107,717
IVRCL Infrastructures & Projects Ltd.                                          10,563                               72,660
Komatsu Ltd.                                                                   42,906                            1,200,232
Koninklijke Philips Electronics N.V.                                            4,565                              154,297
Larsen & Toubro Ltd.                                                            9,231                              466,130
Mitsubishi Heavy Industries Ltd.                                              258,000                            1,234,372
Murray & Roberts Holdings Ltd.                                                 21,509                              238,017
Orkla ASA                                                                      44,697                              572,695
Pacific Basin Shipping Ltd.                                                    89,504                              128,066
Sandvik AB                                                                     55,544                              755,540
Siemens AG (Regd.)                                                             21,774                            2,415,550
Siemens AG ADR                                                                  1,550                              170,702
Suntech Power Holdings Company Ltd. ADR                                        13,566                              508,182 (a)
United Tractors Tbk PT                                                        121,000                              159,701
Vinci S.A.                                                                     15,132                              924,663
                                                                                                                22,650,054

INFORMATION TECHNOLOGY - 2.1%
Alibaba.com Ltd.                                                               79,533                              112,073 (a)
Delta Electronics Inc.                                                         57,982                              161,079
HON HAI Precision Industry Company Ltd.                                        27,120                              133,365
Ibiden Company Ltd.                                                            23,699                              864,489
Kingdee International Software Group                                              264                                   54
Company Ltd.
MediaTek Inc.                                                                  15,210                              175,100
Nidec Corp.                                                                     9,624                              642,136
Nintendo Company Ltd.                                                           1,800                            1,022,465
Nokia Oyj                                                                      92,089                            2,252,491
Research In Motion Ltd.                                                        26,295                            3,073,886 (a)
Samsung Electronics Company Ltd.                                                2,330                            1,392,031
Sohu.com Inc.                                                                   1,331                               93,756 (a)
Taiwan Semiconductor Manufacturing                                            698,395                            1,483,990 (a)
Company Ltd.
Taiwan Semiconductor Manufacturing                                             34,269                              373,875 (a)
Company Ltd. ADR
Unimicron Technology Corp.                                                    100,000                              113,493
                                                                                                                11,894,283

MATERIALS - 3.6%
Anglo American PLC                                                              2,012                              140,177
Anglo Platinum Ltd.                                                             5,119                              851,526
Barrick Gold Corp.                                                             16,071                              731,231
Bayer AG                                                                       28,819                            2,426,470
BHP Billiton PLC                                                               83,353                            3,193,882
Cameco Corp.                                                                    9,983                              430,985
China Grand Forestry Resources Group Ltd.                                     826,727                               72,047 (a)
China Molybdenum Company Ltd.                                                  63,000                               53,860
Eurasian Natural Resources Corp.                                                8,088                              212,919 (a)
Evraz Group S.A. GDR                                                            1,883                              219,370 (b)
Impala Platinum Holdings Ltd.                                                   2,411                               94,773
Israel Chemicals Ltd.                                                          16,942                              393,932
Linde AG                                                                       14,014                            1,969,784
Makhteshim-Agan Industries Ltd.                                                20,789                              193,215
New World Resources N.V. (Class A)                                              9,381                              332,319 (a)
Novozymes (Series B)                                                            1,102                               99,276
Polymetal GDR                                                                  20,759                              165,657 (a,b)
POSCO                                                                             300                              156,227
Potash Corporation of Saskatchewan                                             14,550                            3,392,805
Rio Tinto PLC (Regd.)                                                          15,129                            1,820,396
Sinofert Holdings Ltd.                                                        265,078                              205,899
Syngenta AG                                                                     4,051                            1,316,214
Taiwan Fertilizer Company Ltd.                                                 37,000                              138,714
Toray Industries Inc.                                                         369,000                            1,983,774
                                                                                                                20,595,452

TELECOMMUNICATION SERVICES - 2.1%
America Movil S.A. de C.V. ADR (Series L)                                      31,237                            1,647,752
Bharti Airtel Ltd.                                                             11,896                              199,937 (a)
China Mobile Ltd.                                                              17,494                              234,813
Hellenic Telecommunications Organization                                       49,894                            1,257,768 (a)
S.A.
Mobile Telesystems OJSC ADR                                                     1,456                              111,544
MTN Group Limited                                                              97,515                            1,543,929
Orascom Telecom Holding SAE                                                     4,360                               56,689
Orascom Telecom Holding SAE GDR                                                 1,379                               88,256
Philippine Long Distance Telephone Co.                                            651                               34,805
Singapore Telecommunications Ltd.                                             397,990                            1,062,419
Telekomunikasi Indonesia Tbk PT (Series B)                                    138,500                              110,612
Telenor ASA                                                                   162,271                            3,046,026
Turkcell Iletisim Hizmet AS ADR                                                 4,146                               60,324
Vodafone Group Public Limited Co.                                             923,389                            2,718,286
Vodafone Group, PLC ADR                                                         7,090                              208,871
                                                                                                                12,382,031

UTILITIES - 1.4%
CEZ                                                                             3,250                              288,390
E.ON AG                                                                        13,609                            2,744,726
Huaneng Power International Inc.                                               28,213                               19,576
National Grid PLC                                                              68,767                              900,652
Pan Asia Environmental Protection Group                                       262,000                               93,746
Ltd.
PNOC Energy Development Corp.                                                 782,880                               90,460
RWE AG                                                                          3,575                              451,680
Suez S.A.                                                                      23,067                            1,564,744
Veolia Environnement                                                           31,306                            1,748,944
                                                                                                                 7,902,918

TOTAL COMMON STOCK                                                                                             153,221,432
(COST $142,999,655)

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.7%
------------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                              58,400                              757,493
Cia Vale do Rio Doce                                                           19,713                              591,204
Cia Vale do Rio Doce ADR                                                       85,669                            2,556,363 (h)
NET Servicos de Comunicacao S.A.                                                8,734                              111,475 (a)
Petroleo Brasileiro S.A.                                                        2,302                               66,882

TOTAL PREFERRED STOCK                                                                                            4,083,417
(COST $2,249,915)

------------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

Credit Agricole S.A.                                                           47,768                               59,456 (a)
(COST $0)

TOTAL FOREIGN EQUITY                                                                                           157,364,305
(COST $145,249,570)

                                                                            PRINCIPAL                                VALUE
                                                                               AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 22.9%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 5.4%
U.S. Treasury Bonds
4.38%                                                     02/15/38       $    663,200                         $    646,413
4.50%                                                     02/15/36             70,000                               69,502
4.75%                                                     02/15/37          1,762,500                            1,820,056
U.S. Treasury Notes
2.63%                                                     05/31/10          6,893,000                            6,897,308
2.75%                                                     02/28/13          1,655,700                            1,616,377
3.50%                                                     02/15/18          4,140,100                            3,985,169
3.63%                                          10/31/09 - 12/31/12         14,422,200                           14,646,292 (h)
4.50%                                          11/15/10 - 05/15/17             88,000                               91,650
4.63%                                          11/15/09 - 10/31/11          1,590,000                            1,655,779 (h)
                                                                                                                31,428,546

FEDERAL AGENCIES - 0.4%
Federal Home Loan Mortgage Corp.
4.13%                                                     12/21/12          1,450,000                            1,455,007
4.88%                                                     02/09/10          1,055,000                            1,085,478 (h)
                                                                                                                 2,540,485

AGENCY MORTGAGE BACKED - 9.0%
Federal Home Loan Mortgage Corp.
4.50%                                          06/01/33 - 02/01/35            143,882                              133,666 (h)
5.00%                                          07/01/35 - 10/01/35            296,287                              284,938 (h)
5.50%                                          05/01/20 - 03/01/38          1,206,147                            1,192,431 (h)
6.00%                                          04/01/17 - 11/01/37          1,290,688                            1,306,099 (h)
6.50%                                          01/01/27 - 07/01/36            221,110                              228,860 (h)
7.00%                                          10/01/16 - 08/01/36            333,840                              353,099 (h)
7.50%                                          11/01/09 - 09/01/33             11,667                               12,590 (h)
8.00%                                          04/01/30 - 11/01/30              2,311                                2,501 (h)
9.00%                                          04/01/16 - 06/01/21              2,198                                2,397 (h)
Federal National Mortgage Assoc.
4.00%                                          05/01/19 - 06/01/19            103,627                               98,199 (h)
4.50%                                          05/01/18 - 02/01/35            558,896                              535,509 (h)
5.00%                                          07/01/20 - 12/01/36            438,621                              423,663 (h)
5.26%                                                     04/01/37            101,723                              103,058 (i)
5.47%                                                     04/01/37              7,734                                7,859 (i)
5.50%                                          03/01/14 - 04/01/38          3,051,614                            3,020,478 (h)
5.52%                                                     04/01/37             89,318                               91,015 (i)
5.53%                                                     04/01/37             40,714                               41,517 (i)
5.55%                                                     04/01/37             96,617                               98,487 (i)
5.59%                                                     04/01/37            113,078                              115,483 (i)
5.62%                                                     03/01/37              8,354                                8,508 (i)
5.68%                                          04/01/37 - 05/01/37            151,193                              154,512 (i)
5.70%                                                     04/01/37            134,322                              137,277 (i)
5.71%                                                     04/01/37             43,214                               44,200 (i)
5.84%                                                     06/01/37            209,381                              213,671 (i)
6.00%                                          07/01/14 - 03/01/38          4,481,536                            4,530,687 (h)
6.03%                                                     10/01/37            189,270                              194,389 (i)
6.50%                                          01/01/15 - 11/01/36          1,090,530                            1,130,048 (h)
7.00%                                          10/01/16 - 06/01/36            278,525                              294,603 (h)
7.50%                                          12/01/09 - 03/01/34             33,657                               36,061 (h)
8.00%                                          12/01/11 - 11/01/33             16,117                               17,310 (h)
8.50%                                          07/01/30 - 05/01/31              1,533                                1,687 (h)
9.00%                                          06/01/09 - 12/01/22              7,670                                8,174 (h)
5.00%                                                          TBA          5,482,000                            5,340,940 (c)
5.50%                                                          TBA         20,275,000                           19,988,990 (c)
6.00%                                                          TBA         10,600,000                           10,692,750 (c)
6.50%                                                          TBA            568,000                              584,685 (c)
Government National Mortgage Assoc.
4.50%                                          08/15/33 - 09/15/34            206,146                              192,726 (h)
5.00%                                                     08/15/33             51,309                               49,963 (h)
6.00%                                          04/15/30 - 09/15/36            202,854                              206,750 (h)
6.50%                                          02/15/24 - 06/15/36             97,989                              101,628 (h)
7.00%                                          03/15/12 - 10/15/36             98,963                              104,352 (h)
8.00%                                                     06/15/30                 62                                   68 (h)
8.50%                                                     10/15/17             22,107                               24,115 (h)
9.00%                                          11/15/16 - 12/15/21             26,484                               28,857 (h)
                                                                                                                52,138,800

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.5%
Collateralized Mortgage Obligation Trust
(Class B)
4.80%                                                     11/01/18                783                                  694 (d,f,h)
Federal Home Loan Mortgage Corp.
3.53%                                                     11/15/37            634,754                               43,644 (d,g,i)
4.18%                                          05/15/36 - 11/15/36          1,196,016                              106,311 (d,g,i)
4.33%                                                     04/15/38            548,075                               48,177 (d,g,i)
4.50%                                          03/15/18 - 03/15/19             66,313                                6,558 (d,g,h)
4.83%                                                     09/15/35            455,159                               50,023 (d,g,i)
5.00%                                          04/15/14 - 12/01/34          1,599,017                              358,953 (d,g,h)
5.00%                                                     07/15/28             55,000                               55,579
5.50%                                          04/15/17 - 06/15/33             63,511                               11,116 (d,g,h)
6.91%                                                     11/15/37            261,514                              181,318 (d,f)
7.14%                                                     12/15/33             19,745                               17,559 (h,i)
7.50%                                                     01/15/16              4,596                                4,789 (h)
7.50%                                                     07/15/27              6,405                                1,587 (d,g,h)
8.00%                                                     04/15/20                337                                  353 (h)
8.00%                                          02/01/23 - 07/01/24              2,429                                  651 (d,g,h)
35.45%                                                    09/25/43            195,095                                1,431 (d,g,h)
Federal Home Loan Mortgage STRIPS
5.39%                                                     08/01/27                541                                  450 (d,f,h)
Federal National Mortgage Assoc.
1.18%                                                     12/25/42             89,013                                3,201 (d,g,h)
3.97%                                          05/25/37 - 06/25/37          3,245,163                              286,769 (d,g,i)
4.27%                                                     10/25/35          1,131,157                              104,942 (d,g,i)
4.50%                                                     05/25/18             41,603                                2,938 (d,g,h)
4.50%                                                     03/25/38            554,913                               56,418 (d,g,i)
4.52%                                                     10/25/29             34,139                                2,947 (d,g,h,i)
4.72%                                                     07/25/37            974,295                              111,768 (d,g,i)
4.75%                                                     11/25/14              8,437                                  364 (d,g,h)
5.00%                                          08/25/17 - 02/25/32            403,635                               56,636 (d,g,h)
5.00%                                                     10/25/35             86,786                               75,873
5.12%                                                     09/25/42            120,230                               12,624 (d,g,h,i)
5.22%                                                     08/25/16             18,647                                1,043 (d,g,h,i)
5.50%                                                     01/25/33            133,999                              127,547
8.00%                                                     07/25/14              2,765                                2,785 (h)
31.49%                                                    04/25/38            656,550                               53,190 (d,g,i)
40.07%                                                    05/25/38            997,688                               85,593 (d,g,i)
Federal National Mortgage Assoc. (Class 1)
4.50%                                          09/01/35 - 01/01/36            942,490                              221,872 (d,g)
5.00%                                                     05/25/38            294,610                               92,114 (d,g)
5.48%                                                     11/01/34                  -                                    - (d,f)
Federal National Mortgage Assoc. (Class 2)
5.00%                                          09/01/33 - 03/25/38            581,973                              166,580 (d,g)
5.50%                                                     12/01/33             71,886                               18,082 (d,g,h)
Federal National Mortgage Assoc. REMIC
4.23%                                                     12/25/22                900                                  790 (d,f,h)
4.50%                                                     11/25/13             19,969                                  333 (d,g,h)
5.00%                                                     10/25/22             44,191                                6,890 (d,g,h)
11.15%                                                    03/25/31             33,870                               34,744 (h,i)
Federal National Mortgage Assoc. STRIPS
(Class 2)
5.00%                                                     08/01/34          2,005,541                              519,247 (d,g,h)
7.50%                                                     11/01/23             16,933                                3,739 (d,g,h)
8.00%                                          08/01/23 - 07/01/24              5,455                                1,500 (d,g,h)
8.50%                                          03/01/17 - 07/25/22              2,015                                  445 (d,g,h)
9.00%                                                     05/25/22                944                                  295 (d,g,h)
                                                                                                                 2,940,462

ASSET BACKED - 1.5%
Bear Stearns Asset Backed Securities
Trust (Class A)
2.85%                                                     01/25/34              4,827                                4,081 (h,i)
Capital Auto Receivables Asset Trust
(Class A)
3.25%                                                     01/15/10            325,000                              323,019 (b,i)
Capital One Master Trust (Class C)
6.70%                                                     06/15/11             36,000                               36,126 (b,h,o)
Capital One Multi-Asset Execution Trust
(Class A)
2.50%                                                     03/16/15            100,000                               96,650 (h,i)
Carmax Auto Owner Trust
4.35%                                                     03/15/10             14,074                               14,125 (h)
Chase Funding Mortgage Loan Asset-Backed
Certificates
2.98%                                                     03/25/32              5,336                                4,626 (h,i)
Discover Card Master Trust I (Class A)
2.50%                                                     04/17/12          3,500,000                            3,481,923 (h,i)
Fleet Home Equity Loan Trust (Class A)
2.54%                                                     01/20/33              8,039                                5,598 (h,i)
Ford Credit Floorplan Master Owner Trust
(Class A)
5.03%                                                     06/15/11            800,000                              782,330 (d,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                     10/15/10             18,637                               18,695 (h)
Mid-State Trust
7.54%                                                     07/01/35              3,216                                3,156 (h,o)
Option One Mortgage Loan Trust
2.61%                                                     07/25/37          1,000,000                              767,231 (i)
Peco Energy Transition Trust
6.52%                                                     12/31/10             17,000                               17,811 (h)
Residential Asset Mortgage Products, Inc.
2.72%                                                     03/25/34              1,079                                1,057 (h,i)
Residential Asset Securities Corp.
2.98%                                                     07/25/32              2,437                                2,118 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                                     07/25/30              9,027                                8,885 (h)
Swift Master Auto Receivables Trust
(Class A)
2.57%                                                     06/15/12          1,000,000                              938,438 (i)
Triad Auto Receivables Owner Trust (Class A)
2.54%                                                     02/12/14          2,000,000                            1,898,459 (i)
Wells Fargo Home Equity Trust
3.97%                                                     05/25/34              9,840                                9,595 (h)
                                                                                                                 8,413,923

CORPORATE NOTES - 4.1%
Abbey National PLC
7.95%                                                     10/26/29             39,000                               39,666 (h)
AES Ironwood LLC
8.86%                                                     11/30/25            241,807                              250,875 (h)
American Electric Power Company, Inc.
(Series C)
5.38%                                                     03/15/10            300,000                              303,152 (h)
American International Group, Inc.
5.85%                                                     01/16/18            143,000                              133,970 (h)
American Railcar Industries, Inc.
7.50%                                                     03/01/14             15,000                               13,950 (h)
ARAMARK Corp.
8.50%                                                     02/01/15            284,000                              278,320 (h)
Archer-Daniels-Midland Co.
6.45%                                                     01/15/38            144,000                              144,372 (h)
Arizona Public Service Co.
6.25%                                                     08/01/16             45,000                               42,867 (h)
AT&T, Inc.
4.13%                                                     09/15/09            300,000                              300,351
BAC Capital Trust VI
5.63%                                                     03/08/35            222,000                              180,769 (h)
Banco Mercantil del Norte S.A.
5.88%                                                     02/17/14             60,000                               60,000 (b,h)
6.14%                                                     10/13/16            170,000                              165,515 (b,h)
Bank of America Corp.
8.00%                                                     12/29/49            156,000                              146,152 (h)
Bank of America Corp. (Series L)
5.65%                                                     05/01/18            250,000                              233,397 (h)
Bear Stearns Companies Inc.
5.85%                                                     07/19/10            145,000                              147,250 (h)
6.95%                                                     08/10/12            275,000                              285,937 (h)
BellSouth Corp.
6.55%                                                     06/15/34             59,000                               56,981 (h)
Bertin LTDA
10.25%                                                    10/05/16            100,000                              103,000 (b,h)
Bristol-Myers Squibb Co.
5.45%                                                     05/01/18            172,000                              169,673
5.88%                                                     11/15/36             85,000                               79,292 (h)
British Telecommunications PLC
8.63%                                                     12/15/10             15,000                               16,106 (h)
Cadbury Schweppes US Finance LLC
3.88%                                                     10/01/08             31,000                               30,968 (b,h)
Cardinal Health, Inc.
5.50%                                                     06/15/13            114,000                              113,747
Cargill Inc.
5.20%                                                     01/22/13            218,000                              215,908 (b)
6.00%                                                     11/27/17            271,000                              269,446 (b)
Carolina Power & Light Co.
5.15%                                                     04/01/15             34,000                               33,905 (h)
5.70%                                                     04/01/35             17,000                               15,847 (h)
6.13%                                                     09/15/33             22,000                               21,643 (h)
Chesapeake Energy Corp.
7.25%                                                     12/15/18            285,000                              277,163
Chubb Corp.
6.50%                                                     05/15/38             32,000                               30,579
Citigroup, Inc.
5.50%                                                     04/11/13            231,000                              225,710
6.13%                                                     11/21/17            115,000                              110,366
8.40%                                                     04/29/49            168,000                              159,702
Clarendon Alumina Production Ltd.
8.50%                                                     11/16/21            205,000                              207,050 (b,h)
Community Health Systems, Inc.
8.88%                                                     07/15/15            284,000                              285,775 (h)
Consolidated Edison Co of New York, Inc.
5.85%                                                     04/01/18            161,000                              161,600
Constellation Brands, Inc.
7.25%                                                     05/15/17            282,000                              263,670
COX Communications, Inc.
6.25%                                                     06/01/18            239,000                              233,310 (b)
7.13%                                                     10/01/12             28,000                               29,225 (h)
7.75%                                                     11/01/10             85,000                               89,563 (h)
Credit Suisse
6.00%                                                     02/15/18            158,000                              152,141
CSC Holdings, Inc.
8.50%                                                     06/15/15            282,000                              277,065 (b,h)
CSX Transportation, Inc.
9.75%                                                     06/15/20            211,000                              254,038 (h)
CVS Caremark Corp.
5.75%                                                     06/01/17            312,000                              306,868 (h)
DBS Bank Ltd.
7.88%                                                     08/10/09            130,000                              134,631 (b,h)
Diageo Capital PLC
5.20%                                                     01/30/13             93,000                               93,106 (h)
Dominion Resources, Inc. (Series B)
6.30%                                                     09/30/66            335,000                              306,610 (h)
Dover Corp.
6.50%                                                     02/15/11             75,000                               78,672 (h)
DP World Ltd.
6.85%                                                     07/02/37            100,000                               85,807 (b,h)
Duke Energy Carolinas LLC
5.38%                                                     01/01/09             50,000                               50,377 (h)
Duke Realty LP
6.25%                                                     05/15/13            109,000                              106,907
Dynegy Holdings, Inc.
7.50%                                                     06/01/15            284,000                              261,990
Echostar DBS Corp.
7.75%                                                     05/31/15            282,000                              274,245 (b)
EI Du Pont de Nemours & Co.
4.88%                                                     04/30/14             70,000                               70,148 (h)
El Paso Electric Co.
6.00%                                                     05/15/35             60,000                               50,601 (h)
Empresa Energetica de Sergipe and
Sociedade Anonima de Eletrificaao da
Paraiba
10.50%                                                    07/19/13             16,000                               17,840 (b,h)
Ford Motor Credit Company LLC
7.88%                                                     06/15/10            285,000                              246,000
Galaxy Entertainment Finance Company Ltd.
9.88%                                                     12/15/12            100,000                               97,000 (h)
Gaz Capital S.A.
7.34%                                                     04/11/13            100,000                              102,250 (b)
GlaxoSmithKline Capital Inc.
4.85%                                                     05/15/13            108,000                              107,854
6.38%                                                     05/15/38             54,000                               53,602
Globo Comunicacoe e Participacoes S.A.
7.25%                                                     04/26/22            100,000                               99,000 (b,h)
GMAC LLC
6.88%                                                     09/15/11            282,000                              202,637
Golden West Financial Corp.
4.75%                                                     10/01/12             10,000                                9,587 (h)
Goldman Sachs Group, Inc.
5.95%                                                     01/18/18             52,000                               49,918
6.15%                                                     04/01/18             60,000                               58,210
6.60%                                                     01/15/12            410,000                              421,596 (h)
GTE Corp.
7.51%                                                     04/01/09             52,000                               53,391 (h)
Harrah's Operating Company Inc.
10.75%                                                    02/01/16            285,000                              236,550 (b)
HCA Inc.
9.25%                                                     11/15/16            282,000                              290,460
Hewlett-Packard Co.
5.50%                                                     03/01/18            151,000                              147,891
Hexion US Finance Corp/Hexion Nova Scotia
Finance ULC
9.75%                                                     11/15/14            185,000                              167,425 (h)
Honeywell International, Inc.
5.30%                                                     03/01/18            140,000                              137,912
HSBC Bank USA N.A.
4.63%                                                     04/01/14            195,000                              185,198
7.00%                                                     01/15/39            250,000                              244,606
HSBC Capital Funding LP (Series 1)
9.55%                                                     12/29/49             18,000                               18,781 (b,h)
HSBC Finance Corp.
6.75%                                                     05/15/11             60,000                               62,354 (h)
Hydro Quebec
8.50%                                                     12/01/29            260,000                              367,738 (h)
IIRSA Norte Finance Ltd.
8.75%                                                     05/30/24            111,706                              123,994 (b,h)
ING Capital Funding TR III
8.44%                                                     12/29/49            181,000                              182,882 (h)
ING Groep N.V.
5.78%                                                     12/29/49            149,000                              123,667 (h)
Intergen N.V.
9.00%                                                     06/30/17            159,000                              164,565 (b,h)
International Business Machines Corp.
4.75%                                                     11/29/12            125,000                              126,730 (h)
International Steel Group Inc.
6.50%                                                     04/15/14             95,000                               96,312 (h)
Interoceanica IV Finance Ltd.
4.31%                                                     11/30/18            100,000                               64,110 (b,d,h)
4.53%                                                     11/30/25             98,424                               45,108 (b,d,h)
Iron Mountain Inc.
8.00%                                                     06/15/20            283,000                              278,755
John Deere Capital Corp.
4.50%                                                     04/03/13            217,000                              214,290
JP Morgan Chase & Co.
7.00%                                                     11/15/09             55,000                               56,219 (h)
6.40%                                                     05/15/38            170,000                              157,681
JP Morgan Chase Bank
5.88%                                                     06/13/16            180,000                              175,765
Kroger Co.
6.15%                                                     01/15/20            170,000                              168,201
Landsbanki Islands
3.34%                                                     08/25/09            100,000                               93,583 (b,h,i)
Lehman Brothers Holdings, Inc.
2.85%                                                     12/23/08             28,000                               27,464 (i)
3.00%                                                     10/22/08             62,000                               61,766 (i)
5.63%                                                     01/24/13             95,000                               89,918
6.88%                                                     05/02/18            227,000                              219,760
LyondellBasell Industries AF SCA
8.38%                                                     08/15/15            130,000                               82,550 (b)
Marfrig Overseas Ltd.
9.63%                                                     11/16/16            100,000                               96,000 (b)
Markel Corp.
7.35%                                                     08/15/34             73,000                               71,475 (h)
McDonald's Corp.
5.80%                                                     10/15/17             94,000                               95,951
6.30%                                                     03/01/38            152,000                              150,573
Mediacom LLC/Mediacom Capital Corp.
9.50%                                                     01/15/13            105,000                               98,963 (h)
Merck & Company, Inc.
5.75%                                                     11/15/36             85,000                               81,223 (h)
Merrill Lynch & Company, Inc.
6.88%                                                     04/25/18            119,000                              113,255
Midamerican Energy Holdings Co.
6.13%                                                     04/01/36             45,000                               43,212 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                                     12/29/49            115,000                              115,231
Morgan Stanley
2.82%                                                     05/07/09            820,000                              807,210 (i)
6.00%                                                     04/28/15            200,000                              191,204
Morgan Stanley (Series F)
6.63%                                                     04/01/18            200,000                              189,505
Munich Re America Corp. (Series B)
7.45%                                                     12/15/26             70,000                               70,114 (h)
Nakilat Inc.
6.27%                                                     12/31/33            105,000                               93,272 (b,h)
Nelnet, Inc.
5.13%                                                     06/01/10             94,000                               85,706 (h)
NGPL PipeCo LLC
7.12%                                                     12/15/17            107,000                              109,361 (b)
Norfolk Southern Corp.
8.63%                                                     05/15/10            110,000                              117,851 (h)
Norfolk Southern Railway Co.
9.75%                                                     06/15/20             32,000                               39,109 (h)
Northern States Power
6.25%                                                     06/01/36             15,000                               15,333 (h)
NorthWestern Corp.
5.88%                                                     11/01/14             82,000                               80,707 (h)
NRG Energy, Inc.
7.38%                                                     02/01/16            285,000                              268,256
OPTI Canada Inc.
8.25%                                                     12/15/14             92,000                               91,540
Pacific Gas & Electric Co.
5.80%                                                     03/01/37            125,000                              116,541
Parker Hannifin Corp.
5.50%                                                     05/15/18            114,000                              114,358
Pemex Finance Ltd.
9.03%                                                     02/15/11             56,650                               60,474 (h)
Pemex Project Funding Master Trust
5.75%                                                     03/01/18             50,000                               49,375 (b)
6.13%                                                     08/15/08              4,000                                4,016 (h)
7.88%                                                     02/01/09             36,000                               36,965
PepsiCo, Inc.
5.00%                                                     06/01/18            282,000                              275,136
Pitney Bowes, Inc.
3.88%                                                     06/15/13            127,000                              119,683
PNC Preferred Funding Trust I
6.52%                                                     12/31/49            175,000                              139,532 (b)
Potomac Edison Co.
5.35%                                                     11/15/14             15,000                               14,700 (h)
Public Service Company of Colorado
7.88%                                                     10/01/12            115,000                              128,253 (h)
Puget Sound Energy, Inc.
5.48%                                                     06/01/35             52,000                               43,686 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                                     06/01/67            160,000                              137,471
Rabobank Capital Funding II
5.26%                                                     12/31/49            107,000                               98,020 (b,h)
Rock-Tenn Co.
8.20%                                                     08/15/11            195,000                              200,850
Royal Bank of Scotland Group PLC
5.00%                                                     10/01/14             80,000                               76,665 (h)
RSHB Capital S.A.
7.75%                                                     05/29/18            200,000                              196,000 (b)
Sabine Pass LNG LP
7.25%                                                     11/30/13            130,000                              118,300
7.50%                                                     11/30/16            180,000                              162,000
Security Benefit Life Insurance
8.75%                                                     05/15/16             75,000                               78,323 (b)
Sierra Pacific Resources
8.63%                                                     03/15/14            100,000                              104,833
Skandinaviska Enskilda Banken AB
7.50%                                                     03/29/49            250,000                              250,518 (b,h)
Southern Copper Corp.
7.50%                                                     07/27/35             23,000                               22,521
SouthTrust Bank
7.00%                                                     11/15/08              5,000                                5,051 (h)
Sprint Capital Corp.
7.63%                                                     01/30/11             58,000                               56,985
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                     12/03/14            100,000                               98,390
Stewart Enterprises, Inc.
6.25%                                                     02/15/13             65,000                               61,750 (h)
Suncor Energy, Inc.
6.10%                                                     06/01/18            114,000                              114,345
Telecom Italia Capital S.A.
6.20%                                                     07/18/11            228,000                              232,497
Telefonica Emisiones SAU
5.86%                                                     02/04/13            150,000                              151,002
Tenneco, Inc.
8.63%                                                     11/15/14            282,000                              248,865
Tesco PLC
5.50%                                                     11/15/17            100,000                               97,299 (b)
The Travelers Companies Inc.
5.80%                                                     05/15/18            168,000                              163,457
Time Warner Cable, Inc.
6.20%                                                     07/01/13            170,000                              172,867
6.75%                                                     07/01/18            170,000                              171,127
Titan Petrochemicals Group Ltd.
8.50%                                                     03/18/12             33,000                               17,490 (b)
Transocean, Inc.
6.00%                                                     03/15/18            147,000                              147,220
Tronox Worldwide LLC
9.50%                                                     12/01/12            130,000                              105,950 (h)
UBS Preferred Funding Trust I
8.62%                                                     10/29/49             75,000                               75,363
United Technologies Corp.
6.13%                                                     07/15/38            114,000                              114,515
Verizon Global Funding Corp.
7.25%                                                     12/01/10            118,000                              125,275
Verizon Pennsylvania, Inc.
8.35%                                                     12/15/30             50,000                               56,152 (h)
8.75%                                                     08/15/31             52,000                               60,789 (h)
VTB Capital S.A.
3.38%                                                     08/01/08            130,000                              128,700 (b,h,i)
Wachovia Corp. (Series K)
7.98%                                                     12/31/49            106,000                               97,350
Wal-Mart Stores, Inc.
5.80%                                                     02/15/18            104,000                              107,681
6.20%                                                     04/15/38            170,000                              166,698
Weatherford International, Inc.
5.95%                                                     06/15/12            130,000                              132,569
Wells Fargo & Co.
5.63%                                                     12/11/17             50,000                               48,377
Westar Energy, Inc.
7.13%                                                     08/01/09             76,000                               77,990 (h)
Westlake Chemical Corp.
6.63%                                                     01/15/16            180,000                              151,200 (h)
Xerox Corp.
6.35%                                                     05/15/18            168,000                              165,833
XTO Energy, Inc.
6.38%                                                     06/15/38            109,000                              103,270
                                                                                                                23,390,426

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.8%
Banc of America Commercial Mortgage Inc.
(Class A)
6.48%                                                     06/10/49            500,000                              472,658 (d,i)
Banc of America Commercial Mortgage Inc.
(Class C)
5.88%                                                     04/10/17            100,000                               72,050 (h,o)
Banc of America Funding Corp.
5.73%                                                     03/20/36             67,436                               27,370 (h,i,o)
5.80%                                                     02/20/36            135,191                               61,352 (h,o)
Banc of America Mortgage Securities Inc.
(Class B)
5.38%                                                     01/25/36             67,352                               39,382 (h,i)
Bear Stearns Asset Backed Securities
Trust (Class A)
2.73%                                                     07/25/36          1,368,865                            1,203,656 (h,i)
Bear Stearns Commercial Mortgage
Securities
6.02%                                                     02/14/31             49,158                               49,353 (h)
Bear Stearns Commercial Mortgage
Securities (Class A)
5.63%                                                     04/12/38            600,000                              599,672 (h)
Bear Stearns Commercial Mortgage
Securities (Class D)
6.18%                                                     09/11/42             30,000                               18,438 (b,h,o)
Countrywide Alternative Loan Trust
5.98%                                                     05/25/36             24,397                                  488 (h,o)
6.00%                                          03/25/36 - 08/25/36            102,797                                9,321 (h,o)
Countrywide Alternative Loan Trust (Class B)
6.00%                                          05/25/36 - 08/25/36             54,065                                5,359 (h,o)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                                     02/25/36             24,333                                6,921 (h,o)
Crusade Global Trust (Class A)
3.00%                                                     09/18/34              7,682                                7,554 (h,i)
CS First Boston Mortgage Securities Corp.
5.25%                                                     08/25/34             41,935                               39,356 (h)
5.34%                                                     10/25/35             29,394                               11,758 (h,o)
6.79%                                                     07/15/37            442,680                                8,675 (b,d,h,o)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                                     05/15/35             29,175                               29,130 (h)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
6.68%                                                     12/10/41            656,074                               10,205 (d,h,o)
Greenwich Capital Commercial Funding Corp.
5.12%                                                     04/10/37             35,182                               35,110 (h)
GS Mortgage Securities Corp II (Class A)
5.99%                                                     08/10/45            520,000                              497,227
Indymac INDA Mortgage Loan Trust
5.16%                                                     01/25/36            135,592                               84,637 (h,o)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                                     01/25/36            135,592                               90,164 (h,o)
JP Morgan Alternative Loan Trust
2.54%                                                     10/25/36            699,321                              678,916 (h,i)
JP Morgan Chase Commercial Mortgage
Securities Corp.
6.26%                                                     02/15/51            380,000                              353,045
6.40%                                                     02/12/51             50,000                               32,873 (b,o)
6.47%                                                     11/15/35             25,489                               26,186 (h)
LB-UBS Commercial Mortgage Trust
4.06%                                                     09/15/27             37,433                               37,122 (h)
5.66%                                                     03/15/39            600,000                              581,550 (h)
6.62%                                                     01/18/12            545,074                               10,348 (d,h,o)
12.31%                                                    03/15/36            506,423                               11,396 (b,d,h,o)
12.51%                                                    02/15/40            491,648                                8,507 (b,d,h,o)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                                     07/15/40             90,000                               59,747 (o)
LB-UBS Commercial Mortgage Trust (Class X)
12.47%                                                    12/15/39            439,417                                6,201 (b,d,h,o)
Merrill Lynch/Countrywide Commercial
Mortgage Trust
5.42%                                                     08/12/48            175,000                              155,221
MLCC Mortgage Investors, Inc.
5.37%                                                     02/25/36             49,996                               41,666 (h)
Morgan Stanley Capital I
5.28%                                                     12/15/43            500,000                              491,925 (h)
5.33%                                                     12/15/43            500,000                              470,235 (h)
5.44%                                                     02/12/44          1,000,000                              957,481 (b)
5.69%                                                     04/15/49            700,000                              660,096
7.11%                                                     04/15/33             37,688                               38,390 (h)
Morgan Stanley Capital I (Class A)
5.36%                                                     02/12/44          1,000,000                              976,678
Morgan Stanley Dean Witter Capital I
(Class A)
6.54%                                                     02/15/31              7,318                                7,496 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                                     03/15/30              6,021                                6,049 (h)
Puma Finance Ltd. (Class A)
2.91%                                                     10/11/34             11,365                               10,983 (h,i)
2.96%                                                     03/25/34              8,926                                8,732 (h,i)
Residential Accredit Loans, Inc.
6.00%                                                     01/25/36            328,018                              176,399 (h,o)
Residential Asset Securitization Trust
(Class A)
2.88%                                                     05/25/35             96,156                               69,858 (h,i)
Structured Asset Securities Corp. (Class X)
2.15%                                                     02/25/28             25,410                                   56 (o)
Wachovia Bank Commercial Mortgage Trust
5.93%                                                     06/15/49            520,000                              493,405
Wachovia Bank Commercial Mortgage Trust
(Class A)
6.22%                                                     01/15/45            280,000                              267,368 (d,i)
Wachovia Bank Commercial Mortgage Trust
(Class E)
6.10%                                                     02/15/51            285,000                              189,536 (o)
Wells Fargo Mortgage Backed Securities
Trust
5.50%                                          01/25/36 - 03/25/36            232,987                              148,079 (h)
Wells Fargo Mortgage Backed Securities
Trust (Class B)
5.50%                                                     03/25/36            139,673                               97,187 (h)
                                                                                                                10,452,567

SOVEREIGN BONDS - 0.2%
Banco Nacional de Desenvolvimento
Economico e Social
6.37%                                                     06/16/18            200,000                              199,000 (b,h)
Government of Brazil
6.00%                                                     01/17/17            100,000                              101,950 (h)
8.00%                                                     01/15/18            109,000                              121,045 (h)
Government of Canada
5.00%                                                     07/17/09             60,000                               61,056 (h)
7.50%                                                     09/15/29            110,000                              140,534
Government of Indonesia
6.88%                                                     01/17/18            100,000                               94,000 (b)
7.75%                                                     01/17/38            100,000                               94,000 (b)
Government of Jamaica
8.00%                                                     06/24/19            100,000                               91,000
Government of Korea Railroad Corp.
5.38%                                                     05/15/13            100,000                               99,063 (b)
Government of Manitoba Canada
4.90%                                                     12/06/16             75,000                               76,775 (h)
Government of Panama
6.70%                                                     01/26/36             75,000                               76,125
                                                                                                                 1,154,548

TOTAL BONDS AND NOTES                                                                                          132,459,757
(COST $134,884,047)

                                                                            NUMBER OF                                VALUE
                                                                               SHARES
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 0.7%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                              41,395                         $    838,662 (m)
Industrial Select Sector SPDR Fund                                            103,955                            3,535,509 (m)

TOTAL EXCHANGE TRADED FUNDS                                                                                      4,374,171
(COST $5,024,262)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.3%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                              1,493,383 (k)
(COST $1,964,975)

TOTAL INVESTMENTS IN SECURITIES                                                                                513,405,557
(COST $515,161,827)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 16.5%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
1.93%                                                                                                           95,212,509 (d,n)
(COST $95,212,509)

TOTAL INVESTMENTS                                                                                              608,618,066
(COST $610,374,336)

LIABILITIES IN EXCESS OF OTHER ASSETS,                                                                        (31,159,645)
NET - (5.4)%
                                                                                                          ----------------
NET ASSETS - 100.0%                                                                                       $    577,458,421
                                                                                                          =================


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional Strategic Investment Fund had the following long future contract open at June 30, 2008 (unaudited):

                                                                                                                UNREALIZED
                                                                            NUMBER OF      CURRENT           APPRECIATION/
DESCRIPTION                                        EXPIRATION DATE          CONTRACTS   NOTIONAL VALUE        DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                     September  2008            11           585,789            (4,522)
Euro Schatz Futures                                September  2008            13         2,095,836            (4,098)
FTSE 100 Index Futures                             September  2008             2           224,807            (3,730)
S&P 400 Midcap Index Futures                       September  2008             2           821,200           (26,525)
S&P 500 Index Futures                              September  2008             3           960,825           (52,700)
S&P 500 Index Futures                              September  2008             1           320,275            (1,800)
Topix Index Futures                                September  2008             3           373,143            (7,896)
U.S. Treasury Notes 2Yr. Futures                   September  2008           134        28,301,219            155,053
U.S. Treasury Notes 5Yr. Futures                   September  2008             3           331,664                140


The GE Institutional Strategic Investment Fund had the following Short future contract open at June 30, 2008 (unaudited):

                                                                                                                  UNREALIZED
                                                                            NUMBER OF        CURRENT           APPRECIATION/
DESCRIPTION                                        EXPIRATION DATE          CONTRACTS     NOTIONAL VALUE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 10 Yr. Futures                  September  2008                 21       (2,392,359)           (32,355)
                                                                                                                 ---------
                                                                                                                 $ 21,567
                                                                                                                 =========


* Less than 0.1%

GE INSTITUTIONAL INCOME FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                           PRINCIPAL
                                                                            AMOUNT                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 105.8%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 24.6%
U.S. Treasury Bonds
4.38%                                    02/15/38                      $    3,328,600                         $    3,244,346 (h)
4.50%                                    02/15/36                             305,000                                302,832
4.75%                                    02/15/37                           3,823,400                              3,948,257 (h)
U.S. Treasury Notes
2.63%                                    05/31/10                          19,017,000                             19,028,886 (j)
2.75%                                    02/28/13                           5,269,600                              5,144,447
3.50%                                    02/15/18                          12,079,100                             11,627,076 (j)
3.63%                                    10/31/09 - 12/31/12               39,796,500                             40,415,888 (h,j)
4.50%                                    11/15/10 - 05/15/17                  205,000                                213,491
4.63%                                    11/15/09                           1,865,000                              1,922,116
                                                                                                                  85,847,339

FEDERAL AGENCIES - 2.6%
Federal Home Loan Mortgage Corp.
4.13%                                    12/21/12                           4,060,000                              4,074,019
4.88%                                    02/09/10                           4,960,000                              5,103,289 (h)
                                                                                                                   9,177,308

AGENCY MORTGAGE BACKED - 40.6%
Federal Home Loan Mortgage Corp.
4.50%                                    06/01/33 - 02/01/35                  573,321                                532,375 (h)
5.00%                                    07/01/35 - 10/01/35                1,262,797                              1,214,416 (h)
5.50%                                    05/01/20 - 03/01/38                3,423,682                              3,386,263 (h)
6.00%                                    04/01/17 - 11/01/37                4,173,526                              4,226,333 (h)
6.50%                                    01/01/27 - 08/01/36                1,596,638                              1,653,105 (h)
7.00%                                    10/01/16 - 08/01/36                  359,542                                378,802 (h)
7.50%                                    11/01/09 - 09/01/33                   44,829                                 48,099 (h)
8.00%                                    11/01/30                              53,452                                 57,869 (h)
8.50%                                    04/01/30 - 05/01/30                   77,468                                 85,891 (h)
9.00%                                    12/01/16                               3,958                                  4,327 (h)
9.50%                                    04/01/21                                 352                                    389 (h)
Federal National Mortgage Assoc.
4.00%                                    05/01/19 - 06/01/19                  523,599                                496,176 (h)
4.50%                                    05/01/18 - 02/01/35                2,730,530                              2,615,171 (h)
5.00%                                    07/01/20 - 08/01/35                2,065,219                              1,994,442 (h)
5.26%                                    04/01/37                             359,941                                364,666 (i)
5.47%                                    04/01/37                              27,516                                 27,959 (i)
5.50%                                    03/01/14 - 04/01/38                8,978,496                              8,898,772 (h)
5.50%                                    10/01/24                              92,679                                 92,964 (h,i)
5.52%                                    04/01/37                             316,037                                322,041 (i)
5.53%                                    04/01/37                             144,867                                147,726 (i)
5.55%                                    04/01/37                             341,865                                348,479 (i)
5.59%                                    04/01/37                             400,115                                408,626 (i)
5.62%                                    03/01/37                              29,723                                 30,271 (i)
5.68%                                    04/01/37 - 05/01/37                  543,551                                555,480 (i)
5.70%                                    04/01/37                             478,077                                488,594 (i)
5.71%                                    04/01/37                             153,768                                157,275 (i)
5.84%                                    06/01/37                             754,745                                770,208 (i)
6.00%                                    02/01/14 - 03/01/38               12,170,609                             12,308,948 (h)
6.03%                                    10/01/37                             532,635                                547,041 (i)
6.50%                                    07/01/17 - 08/01/36                3,889,458                              4,024,256 (h)
7.00%                                    08/01/13 - 06/01/36                1,209,147                              1,277,435 (h)
7.50%                                    12/01/09 - 03/01/34                  456,988                                490,847 (h)
8.00%                                    12/01/12 - 11/01/33                  211,862                                229,097 (h)
8.50%                                    05/01/31                              11,812                                 12,999 (h)
9.00%                                    06/01/09 - 12/01/22                   32,877                                 35,117 (h)
5.00%                                    TBA                               17,551,000                             16,973,500 (c)
5.50%                                    TBA                               59,213,000                             58,363,383 (c)
6.00%                                    TBA                               11,026,000                             11,176,606 (c)
6.50%                                    TBA                                3,472,000                              3,573,990 (c)
Government National Mortgage Assoc.
4.50%                                    08/15/33 - 09/15/34                  994,565                                929,812 (h)
5.00%                                    08/15/33                             183,112                                178,307 (h)
6.00%                                    04/15/27 - 09/15/36                  882,713                                899,587 (h)
6.50%                                    04/15/19 - 09/15/36                  811,090                                841,209 (h)
7.00%                                    03/15/12 - 10/15/36                  422,580                                445,204 (h)
7.50%                                    01/15/23 - 10/15/33                  105,758                                113,724 (h)
8.00%                                    02/15/30 - 10/15/17                   18,673                                 20,381 (h)
9.00%                                    11/15/16 - 12/15/21                   95,619                                104,154 (h)
                                                                                                                 141,852,316

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.2%
Collateralized Mortgage Obligation
Trust (Class B)
4.80%                                    11/01/18                               1,678                                  1,486 (d,f,h)
Federal Home Loan Mortgage Corp.
3.53%                                    11/15/37                           1,752,680                                120,509 (d,g,i)
4.18%                                    05/15/36 - 11/15/36                3,255,837                                289,393 (d,g,i)
4.33%                                    04/15/38                           1,499,734                                131,830 (d,g,i)
4.50%                                    04/15/13 - 03/15/19                  952,304                                 85,691 (d,g,h)
4.83%                                    09/15/35                           1,260,116                                138,490 (d,g,i)
5.00%                                    03/15/11 - 12/01/34                7,887,405                              1,617,668 (d,g,h)
5.00%                                    07/15/28                             225,000                                227,367
5.50%                                    04/15/17 - 06/15/33                  683,216                                127,939 (d,g,h)
6.91%                                    11/15/37                             789,212                                547,193 (d,f)
7.14%                                    12/15/33                             231,580                                205,944 (h,i)
7.50%                                    01/15/16                              46,397                                 48,349 (h)
7.50%                                    07/15/27                              19,586                                  4,852 (d,g,h)
8.00%                                    04/15/20                                 596                                    625 (h)
8.00%                                    02/01/23 - 07/01/24                   18,281                                  4,896 (d,g,h)
10.32%                                   06/15/33                             602,730                                617,250 (h,i)
35.45%                                   09/25/43                           2,279,413                                 16,717 (d,g,h)
Federal Home Loan Mortgage STRIPS
5.39%                                    08/01/27                               4,275                                  3,549 (d,f,h)
Federal National Mortgage Assoc.
1.18%                                    12/25/42                             508,788                                 18,299 (d,g,h)
3.97%                                    05/25/37 - 06/25/37                8,954,699                                791,389 (d,g,i)
4.00%                                    02/25/28                              20,491                                 20,482 (h)
4.27%                                    10/25/35                           3,145,944                                291,863 (d,g,i)
4.32%                                    05/25/38                           2,759,774                                236,765 (d,g,i)
4.50%                                    05/25/18                             201,675                                 14,243 (d,g,h)
4.50%                                    03/25/38                           1,526,010                                155,150 (d,g,i)
4.52%                                    10/25/29                             537,688                                 46,411 (d,g,h,
4.72%                                    07/25/37                           2,663,431                                305,541 (d,g,i)
4.75%                                    11/25/14                              92,124                                  3,979 (d,g,h)
5.00%                                    08/25/17 - 02/25/32                1,307,649                                171,419 (d,g,h)
5.00%                                    10/25/35                             245,042                                214,230
5.02%                                    05/25/18                             704,363                                 66,681 (d,g,h,
5.12%                                    09/25/42                           1,379,242                                144,820 (d,g,h,
5.22%                                    08/25/16                             291,463                                 16,307 (d,g,h,
5.50%                                    01/25/33                             341,698                                325,246
8.00%                                    07/25/14                              44,614                                 44,946 (h)
31.49%                                   04/25/38                           1,728,704                                140,049 (d,g,i)
Federal National Mortgage Assoc. (Class 1)
4.50%                                    09/01/35 - 01/01/36                2,663,507                                627,019 (d,g)
5.00%                                    05/25/38                             815,085                                254,849 (d,g)
5.48%                                    11/01/34                             248,052                                181,300 (d,f,h)
Federal National Mortgage Assoc. (Class 2)
5.00%                                    09/01/33 - 03/25/38                1,579,159                                450,672 (d,g)
5.50%                                    12/01/33                             213,479                                 53,698 (d,g,h)
Federal National Mortgage Assoc. REMIC
4.50%                                    11/25/13                             139,716                                  2,540 (d,g,h)
5.00%                                    10/25/22                             232,067                                 36,180 (d,g,h)
11.15%                                   03/25/31                             465,683                                477,691 (h,i)
Federal National Mortgage Assoc. REMIC
(Class B)
4.23%                                    12/25/22                               1,276                                  1,120 (d,f,h)
Federal National Mortgage Assoc. REMIC
(Class J)
1080.91%                                 03/25/22                                   2                                      4 (d,g,h)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%                                 05/25/22                                  23                                    496 (d,g,h)
Federal National Mortgage Assoc. STRIPS
(Class 2)
5.00%                                    08/01/34                           6,803,564                              1,761,485 (d,g,h)
7.50%                                    11/01/23                             105,165                                 23,218 (d,g,h)
8.00%                                    08/01/23 - 07/01/24                   39,917                                 11,009 (d,g,h)
8.50%                                    03/01/17 - 07/25/22                    4,056                                    893 (d,g,h)
9.00%                                    05/25/22                               1,338                                    418 (d,g,h)
                                                                                                                  11,080,160

ASSET BACKED - 6.7%
Accredited Mortgage Loan Trust (Class A)
2.78%                                    07/25/34                              61,562                                 26,779 (h,i)
BA Credit Card Trust
2.47%                                    08/15/12                           2,000,000                              1,967,031 (h,i)
Bear Stearns Asset Backed Securities
Trust (Class A)
2.85%                                    01/25/34                              52,644                                 44,516 (h,i)
Capital Auto Receivables Asset Trust
(Class A)
3.25%                                    01/15/10                             895,000                                889,546 (b,i)
Capital One Auto Finance Trust
2.47%                                    04/15/12                           1,500,000                              1,422,225 (h,i)
Capital One Master Trust (Class C)
6.70%                                    06/15/11                             304,000                                305,061 (b,h,o)
Capital One Multi-Asset Execution Trust
(Class A)
2.50%                                    03/16/15                             270,000                                260,955 (h,i)
Carmax Auto Owner Trust
4.35%                                    03/15/10                             176,515                                177,153 (h)
Chase Funding Mortgage Loan
Asset-Backed Certificates
2.98%                                    03/25/32                              34,935                                 30,289 (h,i)
Countrywide Asset-Backed Certificates
(Class A)
3.04%                                    08/25/32                               8,219                                  6,964 (h,i)
Discover Card Master Trust I (Class A)
2.50%                                    04/17/12                           4,000,000                              3,979,341 (h,i)
Fleet Home Equity Loan Trust (Class A)
2.73%                                    01/20/33                             133,930                                 93,263 (h,i)
Ford Credit Floorplan Master Owner
Trust (Class A)
2.65%                                    06/15/11                           2,000,000                              1,955,825 (d,i)
GSAA Trust
2.54%                                    10/25/36                           1,596,921                              1,422,897 (h,i)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                    10/15/10                             223,770                                224,462 (h)
Indymac Residential Asset Backed Trust
(Class M)
4.48%                                    04/25/37                             133,000                                 13,052 (h,i,o)
JP Morgan Mortgage Acquisition Corp.
2.63%                                    03/01/37                           1,500,000                              1,260,000 (h,i)
Mid-State Trust
7.54%                                    07/01/35                               5,263                                  5,164 (h,o)
Option One Mortgage Loan Trust
2.61%                                    07/25/37                           2,500,000                              1,918,076 (h,i)
Peco Energy Transition Trust
6.52%                                    12/31/10                             238,000                                249,352 (h)
Residential Asset Mortgage Products,
Inc.
2.72%                                    03/25/34                               3,777                                  3,700 (h,i)
3.14%                                    12/25/33                               3,561                                  3,558 (h,i)
Residential Asset Securities Corp.
2.98%                                    07/25/32                              13,331                                 11,586 (h,i)
Residential Asset Securities Corp.
(Class A)
3.06%                                    06/25/33                              13,146                                  9,157 (h,i)
4.16%                                    07/25/30                              39,814                                 39,191 (h)
SLM Student Loan Trust (Class A)
2.83%                                    06/15/18                             172,260                                170,147 (h,i)
Swift Master Auto Receivables Trust
(Class A)
2.57%                                    06/15/12                           1,500,000                              1,407,656 (h,i)
Triad Auto Receivables Owner Trust
(Class A)
2.54%                                    02/12/14                           1,000,000                                949,230 (h,i)
Wachovia Asset Securitization Inc.
(Class A)
2.70%                                    06/25/34                             101,802                                 89,937 (h,i)
Washington Mutual Master Note Trust
2.50%                                    05/15/14                           5,000,000                              4,561,650 (b,h,i)
Wells Fargo Home Equity Trust
3.97%                                    05/25/34                             100,841                                 98,324 (h)
                                                                                                                  23,596,087

CORPORATE NOTES - 19.0%
Abbey National PLC
7.95%                                    10/26/29                             239,000                                243,079 (h)
AES Ironwood LLC
8.86%                                    11/30/25                             677,924                                703,347 (h)
American Electric Power Company, Inc.
(Series C)
5.38%                                    03/15/10                             665,000                                671,986 (h)
American International Group, Inc.
5.85%                                    01/16/18                             417,000                                390,668 (h)
American Railcar Industries, Inc.
7.50%                                    03/01/14                             100,000                                 93,000 (h)
ARAMARK Corp.
8.50%                                    02/01/15                             782,000                                766,360
Archer-Daniels-Midland Co.
6.45%                                    01/15/38                             416,000                                417,076 (h)
Arizona Public Service Co.
6.25%                                    08/01/16                             290,000                                276,251 (h)
BAC Capital Trust VI
5.63%                                    03/08/35                             376,000                                306,167 (h)
Banco Mercantil del Norte S.A.
6.14%                                    10/13/16                             200,000                                194,723 (b,h)
Bank of America Corp.
8.00%                                    12/29/49                             446,000                                417,844 (h)
Bank of America Corp. (Series L)
5.65%                                    05/01/18                           1,750,000                              1,633,777
Bear Stearns Companies Inc.
5.85%                                    07/19/10                             422,000                                428,549 (h)
6.95%                                    08/10/12                             845,000                                878,607 (h)
BellSouth Corp.
4.20%                                    09/15/09                             600,000                                601,223 (h)
6.55%                                    06/15/34                             356,000                                343,817 (h)
Bertin LTDA
10.25%                                   10/05/16                             165,000                                169,950 (b,h)
Braskem Finance Ltd.
7.25%                                    06/05/18                             100,000                                 99,000 (b)
Bristol-Myers Squibb Co.
5.45%                                    05/01/18                             450,000                                443,911
5.88%                                    11/15/36                             250,000                                233,212 (h)
British Telecommunications PLC
8.63%                                    12/15/10                             115,000                                123,481 (h)
Cadbury Schweppes US Finance LLC
3.88%                                    10/01/08                              81,000                                 80,917 (b,h)
Cardinal Health, Inc.
5.50%                                    06/15/13                             314,000                                313,303
Cargill Inc.
5.20%                                    01/22/13                             625,000                                619,001 (b,h)
6.00%                                    11/27/17                             738,000                                733,767 (b,h)
Carolina Power & Light Co.
5.15%                                    04/01/15                             179,000                                178,502 (h)
5.70%                                    04/01/35                              92,000                                 85,759 (h)
6.13%                                    09/15/33                             166,000                                163,303 (h)
Chesapeake Energy Corp.
7.25%                                    12/15/18                             781,000                                759,522
Chubb Corp.
6.50%                                    05/15/38                              92,000                                 87,915 (h)
Citigroup, Inc.
5.50%                                    04/11/13                             632,000                                617,527
8.40%                                    04/29/49                             466,000                                442,984
Clarendon Alumina Production Ltd.
8.50%                                    11/16/21                             385,000                                388,850 (b,h)
Community Health Systems, Inc.
8.88%                                    07/15/15                             782,000                                786,888
Consolidated Edison Co of New York, Inc.
5.85%                                    04/01/18                             448,000                                449,669
Constellation Brands, Inc.
7.25%                                    05/15/17                             782,000                                731,170
COX Communications, Inc.
6.25%                                    06/01/18                             662,000                                646,240 (b)
7.13%                                    10/01/12                             185,000                                193,095 (h)
7.75%                                    11/01/10                             295,000                                310,837 (h)
Credit Suisse
6.00%                                    02/15/18                             453,000                                436,202 (h)
CSC Holdings, Inc.
8.50%                                    06/15/15                             783,000                                769,298 (b)
CSX Transportation, Inc.
9.75%                                    06/15/20                             146,000                                175,780 (h)
CVS Caremark Corp.
5.75%                                    06/01/17                             860,000                                845,854 (h)
Diageo Capital PLC
5.20%                                    01/30/13                             286,000                                286,327 (h)
Dominion Resources, Inc. (Series B)
6.30%                                    09/30/66                           1,145,000                              1,047,965 (h)
Dover Corp.
6.50%                                    02/15/11                             225,000                                236,015 (h)
DP World Ltd.
6.85%                                    07/02/37                             300,000                                257,422 (b,h)
Duke Energy Carolinas LLC
5.38%                                    01/01/09                             125,000                                125,943 (h)
Duke Realty LP
6.25%                                    05/15/13                             305,000                                299,143
Dynegy Holdings, Inc.
7.50%                                    06/01/15                             782,000                                721,395
Echostar DBS Corp.
7.75%                                    05/31/15                             783,000                                761,468 (b)
EI Du Pont de Nemours & Co.
4.88%                                    04/30/14                             255,000                                255,540 (h)
El Paso Electric Co.
6.00%                                    05/15/35                             205,000                                172,887 (h)
Empresa Energetica de Sergipe and
Sociedade Anonima de Eletrificaao da
Paraiba
10.50%                                   07/19/13                             103,000                                114,845 (b,h)
Ford Motor Credit Company LLC
7.88%                                    06/15/10                             782,000                                674,989
Galaxy Entertainment Finance Company
Ltd.
9.88%                                    12/15/12                             135,000                                130,950 (h)
Gaz Capital S.A.
7.34%                                    04/11/13                             200,000                                204,500 (b)
GlaxoSmithKline Capital Inc.
4.85%                                    05/15/13                             306,000                                305,588
6.38%                                    05/15/38                             153,000                                151,873
Globo Comunicacoe e Participacoes S.A.
7.25%                                    04/26/22                             205,000                                202,950 (b,h)
GMAC LLC
6.88%                                    09/15/11                             782,000                                561,923
Goldman Sachs Group, Inc.
5.95%                                    01/18/18                             150,000                                143,994 (h)
6.15%                                    04/01/18                             164,000                                159,106
6.60%                                    01/15/12                             905,000                                930,595 (h)
6.88%                                    01/15/11                             440,000                                456,757 (h)
GTE Corp.
7.51%                                    04/01/09                             250,000                                256,686 (h)
Harrah's Operating Company Inc.
10.75%                                   02/01/16                             781,000                                648,230 (b)
HCA Inc.
9.25%                                    11/15/16                             782,000                                805,460
Hewlett-Packard Co.
5.50%                                    03/01/18                             431,000                                422,125 (h)
Hexion US Finance Corp/Hexion Nova
Scotia Finance ULC
9.75%                                    11/15/14                             655,000                                592,775 (h)
Honeywell International, Inc.
5.30%                                    03/01/18                             390,000                                384,183
HSBC Bank USA N.A.
4.63%                                    04/01/14                             175,000                                166,204 (h)
7.00%                                    01/15/39                             750,000                                733,817
HSBC Capital Funding LP (Series 1)
9.55%                                    12/29/49                             109,000                                113,729 (b,h)
HSBC Finance Corp.
6.75%                                    05/15/11                             220,000                                228,630 (h)
HSBC Holdings PLC
6.50%                                    05/02/36                             100,000                                 92,977 (h)
Hydro Quebec
8.50%                                    12/01/29                             180,000                                254,588 (h)
IIRSA Norte Finance Ltd.
8.75%                                    05/30/24                             273,680                                303,784 (b,h)
Independencia International Ltd.
9.88%                                    05/15/15                             100,000                                 96,500 (b)
ING Capital Funding TR III
8.44%                                    12/29/49                             718,000                                725,466 (h)
ING Groep N.V.
5.78%                                    12/29/49                             188,000                                156,036 (h)
Intergen N.V.
9.00%                                    06/30/17                             471,000                                487,485 (b,h)
International Business Machines Corp.
4.75%                                    11/29/12                             300,000                                304,152 (h)
International Steel Group Inc.
6.50%                                    04/15/14                             335,000                                339,627 (h)
Interoceanica IV Finance Ltd.
4.31%                                    11/30/18                             365,000                                234,001 (b,d,h)
4.53%                                    11/30/25                             162,399                                 74,427 (b,d,h)
Iron Mountain Inc.
8.00%                                    06/15/20                             782,000                                770,270
John Deere Capital Corp.
4.50%                                    04/03/13                             597,000                                589,545
JP Morgan Chase & Co.
6.40%                                    05/15/38                             473,000                                438,725
7.00%                                    11/15/09                             805,000                                822,839 (h)
JP Morgan Chase Bank
5.88%                                    06/13/16                             135,000                                131,823 (h)
Kroger Co.
6.15%                                    01/15/20                             472,000                                467,004
Landsbanki Islands
3.34%                                    08/25/09                             300,000                                280,750 (b,h,i)
Lehman Brothers Holdings, Inc.
2.85%                                    12/23/08                              79,000                                 77,488 (i)
3.00%                                    10/22/08                             174,000                                173,344 (i)
5.63%                                    01/24/13                             272,000                                257,449 (h)
6.88%                                    05/02/18                             619,000                                599,257
Lippo Karawaci Finance BV
8.88%                                    03/09/11                             500,000                                485,318
LyondellBasell Industries AF SCA
8.38%                                    08/15/15                             763,000                                484,505 (b)
Marfrig Overseas Ltd.
9.63%                                    11/16/16                             245,000                                235,200 (b)
Markel Corp.
7.35%                                    08/15/34                             225,000                                220,299 (h)
McDonald's Corp.
5.80%                                    10/15/17                             287,000                                292,958
6.30%                                    03/01/38                             433,000                                428,934
Mediacom LLC/Mediacom Capital Corp.
9.50%                                    01/15/13                             505,000                                475,962 (h)
Merck & Company, Inc.
5.75%                                    11/15/36                             170,000                                162,446 (h)
Merrill Lynch & Company, Inc.
6.88%                                    04/25/18                             328,000                                312,166
Metropolitan Life Global Funding I
4.25%                                    07/30/09                             460,000                                456,583 (b,h)
Midamerican Energy Holdings Co.
6.13%                                    04/01/36                             245,000                                235,265 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                    12/29/49                             405,000                                405,814
Morgan Stanley
6.00%                                    04/28/15                             500,000                                478,010
Morgan Stanley (Series F)
6.63%                                    04/01/18                             400,000                                379,010
Munich Re America Corp. (Series B)
7.45%                                    12/15/26                             235,000                                235,383 (h)
NAK Naftogaz Ukrainy
8.13%                                    09/30/09                             100,000                                 97,500
Nakilat Inc.
6.07%                                    12/31/33                             100,000                                 88,443 (b,h)
6.27%                                    12/31/33                             330,000                                293,139 (b,h)
Nelnet, Inc.
5.13%                                    06/01/10                             461,000                                420,323 (h)
NGPL PipeCo LLC
7.12%                                    12/15/17                             305,000                                311,729 (b)
Norfolk Southern Corp.
8.63%                                    05/15/10                             380,000                                407,122 (h)
Norfolk Southern Railway Co.
9.75%                                    06/15/20                             261,000                                318,982 (h)
Northern States Power
6.25%                                    06/01/36                             115,000                                117,556 (h)
NorthWestern Corp.
5.88%                                    11/01/14                             412,000                                405,502 (h)
NRG Energy, Inc.
7.38%                                    02/01/16                             780,000                                734,175
OPTI Canada Inc.
8.25%                                    12/15/14                             330,000                                328,350
Pacific Bell Telephone Co.
7.13%                                    03/15/26                              96,000                                 96,872 (h)
Pacific Gas & Electric Co.
5.80%                                    03/01/37                             250,000                                233,081
Parker Hannifin Corp.
5.50%                                    05/15/18                             318,000                                319,000
Pemex Finance Ltd.
9.03%                                    02/15/11                             365,750                                390,438 (h)
Pemex Project Funding Master Trust
5.75%                                    03/01/18                             130,000                                128,375 (b)
6.13%                                    08/15/08                              22,000                                 22,088
7.88%                                    02/01/09                             122,000                                125,270
PepsiCo, Inc.
5.00%                                    06/01/18                             771,000                                752,235
Pitney Bowes, Inc.
3.88%                                    06/15/13                             356,000                                335,489
PNC Preferred Funding Trust I
6.52%                                    12/31/49                             270,000                                215,278 (b)
Potomac Edison Co.
5.35%                                    11/15/14                             178,000                                174,439 (h)
Public Service Company of Colorado
7.88%                                    10/01/12                             405,000                                451,673 (h)
Puget Sound Energy, Inc.
5.48%                                    06/01/35                             250,000                                210,029 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                    06/01/67                             495,000                                425,301
Rabobank Capital Funding II
5.26%                                    12/31/49                             256,000                                234,515 (b,h)
Rock-Tenn Co.
8.20%                                    08/15/11                             715,000                                736,450
Royal Bank of Scotland Group PLC
5.00%                                    10/01/14                             290,000                                277,910 (h)
RSHB Capital S.A.
7.75%                                    05/29/18                             200,000                                196,000 (b)
Sabine Pass LNG LP
7.25%                                    11/30/13                             425,000                                386,750
7.50%                                    11/30/16                             650,000                                585,000
Security Benefit Life Insurance
8.75%                                    05/15/16                             265,000                                276,741 (b)
Sierra Pacific Resources
8.63%                                    03/15/14                             355,000                                372,152
Skandinaviska Enskilda Banken AB
7.50%                                    03/29/49                             295,000                                295,611 (b,h)
Southern Copper Corp.
7.50%                                    07/27/35                              69,000                                 67,564
Sprint Capital Corp.
7.63%                                    01/30/11                             203,000                                199,448
Standard Chartered Bank Hong Kong Ltd.
4.38%                                    12/03/14                             420,000                                413,238
Stewart Enterprises, Inc.
6.25%                                    02/15/13                             315,000                                299,250 (h)
Suncor Energy, Inc.
6.10%                                    06/01/18                             312,000                                312,945
Telecom Italia Capital S.A.
6.20%                                    07/18/11                             708,000                                721,963
Telefonica Emisiones SAU
5.86%                                    02/04/13                             375,000                                377,505
Tenneco, Inc.
8.63%                                    11/15/14                             783,000                                690,998
Tesco PLC
5.50%                                    11/15/17                             300,000                                291,897 (b)
The Travelers Companies Inc.
5.80%                                    05/15/18                             470,000                                457,289
Time Warner Cable, Inc.
6.20%                                    07/01/13                             468,000                                475,894
6.75%                                    07/01/18                             468,000                                471,103
Titan Petrochemicals Group Ltd.
8.50%                                    03/18/12                              63,000                                 33,390 (b)
TNK-BP Finance S.A.
6.63%                                    03/20/17                             180,000                                159,300 (b)
Transocean, Inc.
6.00%                                    03/15/18                             423,000                                423,633
Tronox Worldwide LLC
9.50%                                    12/01/12                             460,000                                374,900 (h)
UBS Preferred Funding Trust I
8.62%                                    10/29/49                             270,000                                271,307
United Technologies Corp.
6.13%                                    07/15/38                             317,000                                318,431
Verizon Global Funding Corp.
7.25%                                    12/01/10                             429,000                                455,448
Verizon Pennsylvania, Inc.
8.35%                                    12/15/30                             165,000                                185,301 (h)
8.75%                                    08/15/31                             250,000                                292,253 (h)
VTB Capital S.A.
3.38%                                    08/01/08                             320,000                                316,800 (b,h,i)
Wachovia Corp. (Series K)
7.98%                                    12/31/49                             298,000                                273,683
Wal-Mart Stores, Inc.
5.80%                                    02/15/18                             296,000                                306,477
6.20%                                    04/15/38                             468,000                                458,910
Weatherford International, Inc.
5.95%                                    06/15/12                             405,000                                413,002 (h)
Wells Fargo & Co.
5.63%                                    12/11/17                             145,000                                140,294 (h)
Westar Energy, Inc.
7.13%                                    08/01/09                             275,000                                282,200 (h)
Westlake Chemical Corp.
6.63%                                    01/15/16                             630,000                                529,200 (h)
Xerox Corp.
6.35%                                    05/15/18                             466,000                                459,989
XTO Energy, Inc.
6.38%                                    06/15/38                             301,000                                285,177
                                                                                                                  66,294,122

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.3%
Banc of America Commercial Mortgage Inc.
5.32%                                    09/10/47                             373,000                                367,013 (h)
Banc of America Commercial Mortgage
Inc. (Class A)
5.49%                                    02/10/51                           1,450,000                              1,346,518
6.48%                                    06/10/49                           1,310,000                              1,238,364 (d,i)
Banc of America Commercial Mortgage
Inc. (Class C)
5.88%                                    04/10/17                             300,000                                216,150 (h,o)
Banc of America Funding Corp.
5.73%                                    03/20/36                             206,207                                 83,693 (h,i,o)
5.80%                                    02/20/36                             344,504                                144,181 (h,o)
Banc of America Mortgage Securities
Inc. (Class B)
5.38%                                    01/25/36                             214,494                                125,521 (h,i)
5.55%                                    02/25/36                             157,582                                 94,143 (h,i)
Bear Stearns Asset Backed Securities
Trust (Class A)
2.64%                                    07/25/36                           3,422,162                              3,009,141 (h,i)
Bear Stearns Commercial Mortgage
Securities
5.48%                                    10/12/41                             619,000                                611,716 (h)
5.53%                                    10/12/41                             619,000                                598,524 (h)
5.58%                                    03/11/39                             171,604                                171,219 (h)
6.02%                                    02/14/31                             385,982                                387,512 (h)
Bear Stearns Commercial Mortgage
Securities (Class D)
6.18%                                    09/11/42                             100,000                                 61,459 (b,h,o)
Countrywide Alternative Loan Trust
5.98%                                    05/25/36                              78,069                                  1,561 (h,o)
6.00%                                    03/25/36 - 08/25/36                  377,315                                 32,499 (h,o)
Countrywide Alternative Loan Trust
(Class B)
6.00%                                    05/25/36 - 08/25/36                  235,956                                 25,270 (h,o)
Countrywide Asset-Backed Certificates
2.76%                                    11/25/35                             177,858                                165,371 (h,i)
Credit Suisse Mortgage Capital
Certificates
5.47%                                    09/15/39                             549,000                                521,862 (h)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                    02/25/36                              92,464                                 26,301 (h,o)
Crusade Global Trust (Class A)
3.00%                                    09/18/34                              40,745                                 40,071 (h,i)
CS First Boston Mortgage Securities
Corp.
1.57%                                    03/15/35                           6,497,920                                141,454 (b,h,o)
5.25%                                    08/25/34                             146,074                                137,092 (h)
5.34%                                    10/25/35                             191,080                                 76,432 (h,o)
6.13%                                    04/15/37                           1,285,560                              1,311,948 (h)
6.79%                                    07/15/37                           5,455,803                                106,916 (b,d,h,
DLJ Commercial Mortgage Corp. (Class A)
7.62%                                    06/10/33                             964,234                              1,002,148 (h)
First Union-Lehman Brothers-Bank of
America
6.56%                                    11/18/35                                   1                                      1
GMAC Commercial Mortgage Securities,
Inc.
6.42%                                    05/15/35                             177,605                                177,334 (h)
6.47%                                    04/15/34                             201,974                                207,013 (h)
GMAC Commercial Mortgage Securities,
Inc. (Class X)
6.68%                                    12/10/41                           7,472,132                                116,223 (d,h,o)
Greenwich Capital Commercial Funding
Corp.
5.12%                                    04/10/37                             448,472                                447,551 (h)
GS Mortgage Securities Corp II (Class A)
5.99%                                    08/10/45                           1,480,000                              1,415,186 (h)
Impac CMB Trust (Class A)
2.74%                                    10/25/35                             416,223                                337,489 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                    01/25/36                             127,616                                 79,658 (h,o)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                    01/25/36                             127,616                                 84,861 (h,o)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.27%                                    01/12/39                           4,262,516                                100,815 (b,h,o)
6.26%                                    02/15/51                           1,050,000                                975,519 (h)
6.40%                                    02/12/51                             150,000                                 98,618 (b,h,o)
6.47%                                    11/15/35                             339,248                                348,530 (h)
LB-UBS Commercial Mortgage Trust
4.06%                                    09/15/27                             488,890                                484,839 (h)
6.23%                                    03/15/26                             138,204                                139,401 (h)
6.62%                                    01/18/12                           7,009,032                                133,064 (d,h,o)
10.75%                                   01/15/36                           2,237,306                                109,723 (b,d,h,
11.40%                                   10/15/35                           1,908,607                                 68,749 (b,d,h,
12.31%                                   03/15/36                           5,978,060                                134,526 (b,d,h,
12.51%                                   02/15/40                           6,319,316                                109,346 (b,d,h,
LB-UBS Commercial Mortgage Trust
(Class A)
6.13%                                    12/15/30                             285,400                                290,962 (h)
LB-UBS Commercial Mortgage Trust
(Class B)
6.65%                                    07/14/16                              65,000                                 67,187 (b,h)
LB-UBS Commercial Mortgage Trust
(Class F)
6.45%                                    07/15/40                             260,000                                172,604 (h,o)
LB-UBS Commercial Mortgage Trust
(Class X)
7.07%                                    09/15/39                          16,854,479                                426,091 (d,h,o)
12.47%                                   12/15/39                           3,824,041                                 53,968 (b,d,h,
MASTR Alternative Loans Trust
5.00%                                    08/25/18                             223,416                                 34,629 (d,g,h)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                    05/12/39                             840,000                                840,369 (h)
Merrill Lynch/Countrywide Commercial
Mortgage Trust
5.42%                                    08/12/48                             475,000                                421,313
MLCC Mortgage Investors, Inc.
5.37%                                    02/25/36                             175,865                                146,566 (h)
Morgan Stanley Capital I
5.28%                                    12/15/43                             254,000                                249,898 (h)
5.33%                                    12/15/43                             254,000                                238,880 (h)
5.39%                                    11/12/41                             694,000                                557,922 (h)
5.44%                                    02/12/44                           1,000,000                                957,481 (b)
5.69%                                    04/15/49                           1,900,000                              1,791,688 (h)
5.71%                                    07/12/44                             200,000                                197,084 (h)
7.11%                                    04/15/33                             388,277                                395,507 (h)
Morgan Stanley Capital I (Class A)
5.36%                                    02/12/44                             343,000                                335,001
Morgan Stanley Dean Witter Capital I
(Class A)
6.54%                                    02/15/31                              96,725                                 99,077 (h)
Puma Finance Ltd. (Class A)
2.91%                                    10/11/34                              88,413                                 85,443 (h,i)
2.96%                                    03/25/34                             177,000                                173,156 (h,i)
Residential Accredit Loans, Inc.
6.00%                                    01/25/36                             307,985                                165,626 (h,o)
6.04%                                    01/25/36                              98,351                                 10,895 (h,o)
Residential Funding Mortgage
Securities I
5.75%                                    01/25/36                             114,073                                 80,212 (h,o)
5.75%                                    01/25/36                              97,498                                 57,726 (h)
Structured Asset Securities Corp.
(Class X)
2.15%                                    02/25/28                              40,036                                     88 (o)
Wachovia Bank Commercial Mortgage Trust
5.93%                                    06/15/49                           1,480,000                              1,404,306 (h)
Wachovia Bank Commercial Mortgage Trust
(Class A)
6.22%                                    01/15/45                             730,000                                697,068 (d,i)
Wachovia Bank Commercial Mortgage Trust
(Class E)
6.10%                                    02/15/51                             820,000                                545,333 (o)
Wells Fargo Mortgage Backed Securities
Trust
5.39%                                    08/25/35                             483,958                                417,895 (h,i)
5.50%                                    01/25/36                             188,989                                126,576 (h)
Wells Fargo Mortgage Backed Securities
Trust (Class B)
5.50%                                    03/25/36                             427,748                                297,634 (h)
                                                                                                                  28,950,710

SOVEREIGN BONDS - 0.8%
Banco Nacional de Desenvolvimento
Economico e Social
6.37%                                    06/16/18                             400,000                                398,000 (b)
Government of Brazil
6.00%                                    01/17/17                             200,000                                203,900
8.00%                                    01/15/18                             305,000                                338,702 (h)
Government of Canada
7.50%                                    09/15/29                             380,000                                485,483
Government of Colombia
7.38%                                    09/18/37                             100,000                                107,000
Government of Indonesia
6.88%                                    01/17/18                             200,000                                188,000 (b)
7.75%                                    01/17/38                             200,000                                188,000 (b)
Government of Jamaica
8.00%                                    06/24/19                             300,000                                273,000
Government of Korea Railroad Corp.
5.38%                                    05/15/13                             100,000                                 99,062 (b)
Government of Manitoba Canada
4.90%                                    12/06/16                             260,000                                266,154 (h)
Government of Panama
6.70%                                    01/26/36                             260,000                                263,900
                                                                                                                   2,811,201

TOTAL BONDS AND NOTES                                                                                            369,609,243
 (COST $378,574,314)

------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 9.4%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 6.3%
AESOP Funding II LLC (Class A)
2.60%                                    04/20/10                           2,000,000                              1,780,509 (b,i)
Chase Issuance Trust (Class A)
2.49%                                    11/15/11                           4,000,000                              3,979,690 (i)
Countrywide Asset-Backed Certificates
2.59%                                    06/25/35                             954,941                                890,306 (i)
3.34%                                    05/25/33                               1,692                                  1,671 (i)
Countrywide Asset-Backed Certificates
(Class 2)
3.08%                                    06/25/33                                 555                                    465 (i)
Countrywide Asset-Backed Certificates
(Class A)
3.28%                                    03/25/33                              50,828                                 43,635 (i)
Discover Card Master Trust I
2.48%                                    04/15/10                           4,500,000                              4,431,725 (i)
Discover Card Master Trust I (Class A)
2.49%                                    05/15/11                             828,000                                826,012 (i)
First Franklin Mortgage Loan Asset
Backed Certificates (Class M)
2.93%                                    03/25/35                           2,000,000                              1,585,046 (i)
Fleet Home Equity Loan Trust (Class A)
2.73%                                    01/20/33                              53,423                                 37,201 (h,i)
GMAC Mortgage Corp. Loan Trust
2.66%                                    08/25/35                             942,637                                553,528 (i)
GSAMP Trust
2.59%                                    05/25/36                             527,891                                475,101 (b,i)
2.63%                                    12/25/35                             190,292                                187,958 (i)
Long Beach Mortgage Loan Trust
2.76%                                    09/25/35                             585,893                                570,575 (i)
Nissan Auto Lease Trust
2.54%                                    02/15/13                           6,170,000                              6,051,845 (i)
Option One Mortgage Loan Trust (Class A)
3.32%                                    02/25/33                             725,861                                629,475 (i)
Residential Asset Mortgage Products,
Inc. (Class A)
3.04%                                    06/25/32                               8,374                                  7,164 (i)
                                                                                                                  22,051,906

CORPORATE NOTES - 0.6%
Countrywide Financial Corp.
2.80%                                    09/02/08                           2,200,000                              2,183,170 (d,i)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%
Banc of America Large Loan Inc.
2.68%                                    03/15/22                           3,414,000                              3,252,641 (b,i)
Countrywide Asset-Backed Certificates
2.76%                                    11/25/35                             177,858                                165,371 (h,i)
Crusade Global Trust (Class A)
3.00%                                    09/18/34                             116,654                                114,723 (h,i)
Interstar Millennium Trust (Class A)
2.98%                                    03/14/36                              74,852                                 72,196 (i)
JP Morgan Alternative Loan Trust
2.54%                                    08/25/36                             152,695                                151,565 (i)
Lehman Brothers Floating Rate
Commercial Mortgage Trust
2.64%                                    10/15/17                             517,994                                494,403 (b,i)
MortgageIT Trust (Class 1)
2.74%                                    05/25/35                           1,733,790                              1,509,764 (i)
National RMBS Trust
2.91%                                    03/20/34                             127,540                                121,706 (i)
Nomura Asset Acceptance Corp.
2.61%                                    03/25/37                           2,598,205                              2,384,751 (i)
Residential Accredit Loans, Inc.
2.78%                                    03/25/34                              61,862                                 58,424 (i)
Thornburg Mortgage Securities Trust
(Class A)
3.16%                                    04/25/43                              34,757                                 33,921 (i)
WaMu Mortgage Pass Through Certificates
2.82%                                    01/25/45                             392,666                                318,399 (i)
                                                                                                                   8,677,864

TOTAL SECURITIES PURCHASED WITH                                                                                   32,912,940
COLLATERAL FROM SECURITIES ON LOAN
 (COST $35,152,585)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.5%
------------------------------------------------------------------------------------------------------------------------------------

OTHER INVESTMENTS - 0.4%
GEI Investment Fund                                                                                                1,498,346 (k)

OTHER INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES  ON LOAN -
0.1%
GEI Investment Fund                                                                                                  218,325 (k)

TOTAL OTHER INVESTMENTS                                                                                            1,716,671
 (COST $2,258,778)

TOTAL INVESTMENTS IN SECURITIES                                                                                  404,238,854
 (COST $415,985,677)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.2%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 16.3%
GE Money Market Fund Institutional Class
1.93%                                                                                                             56,940,724 (d,n)

                                                                   PRINCIPAL AMOUNT
---------------------------------------------------------------------------------------

U.S. GOVERNMENTS - 2.3%
Federal Home Loan Bank Discount Notes
2.06%                                    07/16/08                          $4,000,000                              3,996,583 (d)
Federal Home Loan Mortgage Corp.
Discount Notes
2.02%                                    07/28/08                           4,000,000                              3,993,955 (d)
                                                                                                                   7,990,538

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 1.6%
GE Money Market Fund Institutional Class
1.93%                                                                                                              5,580,227 (d,n)

TOTAL SHORT-TERM INVESTMENTS                                                                                      70,511,489
 (COST $70,511,488)

TOTAL INVESTMENTS                                                                                                474,750,343
 (COST $486,497,165)

LIABILITIES IN EXCESS OF OTHER ASSETS,                                                                         (125,304,715)
NET - (35.9)%
                                                                                                             ---------------
NET ASSETS  - 100.0%                                                                                         $   349,445,628
                                                                                                             ===============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional Income Fund had the following long futures contracts open at June 30, 2008 (unaudited):

                                                                                                                  UNREALIZED
                                                                       NUMBER OF               CURRENT            APPRECIATION/
DESCRIPTION                                  EXPIRATION DATE           CONTRACTS            NOTIONAL VALUE        DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Euro Schatz Futures                           September 2008               28                  $ 4,514,108          $ (6,896)
U.S. Treasury Notes 2Yr. Futures              September 2008              327                   69,063,422           377,944

The GE Institutional Income Fund had the following Short futures contracts open at June 30, 2008 (unaudited):

                                                                                                                    UNREALIZED
                                                                       NUMBER OF               CURRENT             APPRECIATION/
DESCRIPTION                                  EXPIRATION DATE           CONTRACTS            NOTIONAL VALUE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 5Yr. Futures              September 2008              28                 $ (3,095,531)        $   7,954
U.S. Treasury Notes 10Yr. Futures             September 2008              92                  (10,480,813)         (113,284)
                                                                                                                  ----------
                                                                                                                  $ 265,718
                                                                                                                  ==========

NOTES TO SCHEDULES OF INVESTMENTS June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------


(a)   Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $7,029,976 and $26,141,558 or 1.22% and 7.48% of net assets for the GE
      Institutional Strategic Investment Fund and GE Institutional Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's ustodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.

(j)   All or a portion of security out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment advisor.

(m) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(n) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(o)   Illiquid Securities.

(p)   Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.


*     Less than 0.1%


Abbreviations:

ADR      American Depository Receipt

GDR      Global Depository Receipt

NVDR     Non-Voting Depository Receipt

REGD.    Registered

REIT     Real Estate Investment Trust

REMIC    Real Estate Mortgage Investment Conduit

SPDR     Standard and Poor's Depository Receipt

STRIPS   Separate Trading of Registered Interest and Principal of Security

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls orin other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  August 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  August 18, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Institutional Funds

Date:  August 18, 2008